UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5782

Mercantile Funds, Inc.

(Exact name of registrant as specified in charter)

Two Hopkins Plaza

Baltimore, MD 21201

(Address of principal executive offices)(Zip code)

Scott J. Liotta

Two Hopkins Plaza

Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 237-5852

Date of fiscal year end: May 31

Date of reporting period: February 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Mercantile Funds, Inc.

Capital Opportunities Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

	Shares	Value
Common Stocks (97.8%)
Autos & Transportation (4.4%)
Alexander & Baldwin, Inc.	29,600	$1,442,408
Kirby Corp. (a)	22,100	1,354,730
Knight Transportation	61,050	1,208,180
SCS Transportation, Inc. (a)	14,500	391,935
Skywest, Inc.	21,900	634,443
Thor Industries, Inc.	31,700	1,496,240
Universal Truckload Services, Inc. (a)	61,200	1,510,416
Wabtec	52,200	1,724,166
YRC Worldwide, Inc. (a)	15,500	741,520

		10,504,038

Consumer Discretionary (22.6%)
A.H. Belo Corp.	24,300	516,132
Advisory Board (a)	29,200	1,575,924
Alderwoods Group, Inc. (a)	68,500	1,169,980
American Greetings Corp., Class A	45,200	948,296
Ann Taylor Stores Corp. (a)	38,700	1,404,810
Applebee’s International, Inc.	25,200	583,128
BJ’S Restaurant, Inc. (a)	273,600	6,946,703
Borders Group, Inc.	37,400	902,462
Brinks Co.	32,800	1,606,216
Carters, Inc. (a)	30,700	1,964,493
Casella Waste Systems , Class A (a)	56,100	793,815
Cato Corp.	53,650	1,119,676
CBRL Group, Inc.	24,700	1,097,421
CEC Entertainment, Inc. (a)	25,500	830,280
Cheesecake Factory (a) (b)	37,000	1,337,920
Coach, Inc. (a)	47,200	1,685,984
Dollar Tree Stores, Inc. (a)	38,700	1,061,154
First Cash Services, Inc. (a) (b)	82,500	1,437,150
Furniture Brands Intl. (b)	24,300	600,696
Guitar Center, Inc. (a) (b)	38,600	1,997,936
Gymboree Corp. (a)	45,300	1,035,558
Hibbett Sporting Goods (a) (b)	107,350	3,443,788
Hot Topic, Inc. (a)	40,100	528,518
Insight Enterprises, Inc. (a)	39,800	856,894
International Rectifier (a)	19,900	738,290
K-Swiss, Inc., Class S	26,600	776,188
Kellwood Co. (b)	28,200	725,868
Kenneth Cole Productions, Inc.	20,500	563,955
Lenox Group, Inc. (a)	18,600	248,496
Meredith Corp.	13,100	721,679
PRICELINE.COM, Inc. (a)	33,700	827,335
Resources Connection (a) (b)	63,000	1,733,760
Ruby Tuesday, Inc. (b)	20,200	576,710
Service Corp. International	89,300	709,935
Sonic Corp. (a) (b)	48,412	1,530,303
Sports Authority, Inc. (a)	27,591	1,009,555
Stages Stores, Inc. (b)	23,950	698,382
Tractor Supply Co. (a)	21,000	1,326,780
Under Armour, Inc. (a) (b)	29,300	825,967
United Stationers, Inc. (a)	18,300	905,850
Urban Outfitters, Inc. (a) (b)	107,500	3,020,750
Wolverine World Wide	40,400	891,224
Zale Corp. (a)	46,300	1,206,115

		54,482,076

Consumer Staples (1.2%)
Bunge Ltd. (b)	12,900	731,301
Constellation Brands, Inc. (a) (b)	38,600	1,016,724
Del Monte Foods Co.	96,000	1,044,480

		2,792,505

Energy (6.2%)
Alpha Natural Resources, Inc. (a)	39,600	846,252
Arch Coal, Inc.	13,700	1,001,607
Basic Energy Services, Inc. (a)	63,600	1,467,252
Energy Partners Ltd. (a) (b)	44,800	1,029,952
Grey Wolf, Inc. (a) (b)	145,900	1,012,546
Input/Output, Inc. (a) (b)	147,500	1,115,100
Newfield Exploration Co. (a)	18,500	715,025
Newpark Resources, Inc. (a)	118,000	880,280
Seacor Holdings, Inc. (a)	17,000	1,240,490
Tesoro Corp.	11,300	682,633
TODCO-CL A	18,800	630,176
W-H Energy Services, Inc. (a)	76,500	3,021,750
Whiting Petroleum Corp. (a) (b)	33,900	1,376,340

		15,019,403

Financial Services (17.2%)
American Equity Investment	93,100	1,246,609
Amerisafe, Inc. (a)	72,200	700,340
Amerus Group (b)	23,900	1,439,975
Ashford Hospitality Trust	54,000	674,460
Bank Of Hawaii Corp.	25,500	1,361,700
BankUnited Financial Corp.	43,100	1,204,214
Boston Private Financial	40,800	1,248,888
Brandywine Realty Trust	39,322	1,154,887
Brookline Bancorp	57,900	869,079
Camden Property Trust (b)	22,100	1,455,285
Colonial Bancgroup, Inc.	75,600	1,898,316
Compass Bancshares	12,300	618,444
Delphi Financial Group (b)	51,400	2,676,913
Education Realty Trust, Inc.	30,000	405,000
Euronet Worldwide, Inc. (a) (b)	58,300	2,043,998
First Republic Bank	36,400	1,320,956
Greater Bay Bancorp	38,500	1,035,650
Harleysville Group	24,300	639,819
Highland Hospitality	65,400	805,728
Independent Bank Corp.	13,200	399,960
Infinity Property & Casualty Corp.	22,700	900,282
MAF Bancorp, Inc.	23,700	1,015,782
Midwest Banc Holdings, Inc.	53,200	1,367,240
NBT Bancorp, Inc.	21,300	487,344
Platinum Underwriters	30,500	933,910
Portfolio Recovery Associates, Inc. (a) (b)	33,300	1,628,703
Provident Bankshares	36,800	1,338,416
RAIT Investment Trust	37,700	1,029,210
Reckson Assoc Realty Corp. (b)	30,400	1,243,360
Republic Bancorp	60,072	728,673
Signature Bank (a)	54,200	1,756,080
Sterling Financial	35,816	1,036,515
Strategic Hotel Capital, Inc.	71,100	1,535,760
Triad Guaranty, Inc. (a)	24,700	1,121,133
WR Berkley Corp.	34,100	1,974,049

		41,296,678

Health Care (12.6%)
Align Technology, Inc. (a) (b)	124,000	1,011,840
Anadys Pharmaceuticals, Inc. (a)	89,266	1,160,458
Andrx Group (a)	34,400	674,240
Arrow International, Inc.	17,800	550,732
Bio-Rad Laboratories, Class A (a) (b)	2,600	149,006
CombinatoRx, Inc. (a) (b)	36,700	479,669
Conceptus, Inc. (a) (b)	79,600	1,140,668
Conor Medsystems, Inc. (a)	36,000	927,000
CV Therapeutics (a)	43,400	1,167,894
Diagnostic Products Corp.	13,500	623,025
Digene Corp. (a) (b)	33,900	1,405,494
Encysive Pharmaceuticals, Inc. (a) (b)	112,100	1,020,110
Immucor, Inc. (a)	45,375	1,353,083
Keryx Biopharmaceuticals (a)	77,900	1,328,974
MGI Pharma, Inc. (a)	92,500	1,630,775
Micrus Endovascular Corp. (a)	76,200	762,000
Nastech Pharmaceutical (a) (b)	90,800	1,904,984
Nektar Therapeutics (a) (b)	79,300	1,658,163
Owens & Minor, Inc.	35,400	1,128,906
Par Pharmaceutical Companies, Inc. (a)	21,900	651,306

Pdl Biopharma, Inc (a) (b)	55,900	1,750,229
Pediatrix Medical Group, Inc. (a)	13,300	1,255,254
PRA International (a)	27,000	711,450
Rigel Pharmaceuticals, Inc. (a)	83,000	788,500
Seracare Life Sciences Inc. (a) (b)	48,900	548,169
Telik, Inc. (a)	70,900	1,568,308
United Therapeutics Corp. (a)	28,000	1,725,920
Universal Health Services, Inc.	23,900	1,200,497

		30,276,654

Information Technology (17.2%)
Acxiom Corp.	50,500	1,306,940
Akamai Technologies (a) (b)	64,900	1,719,850
Bea Systems, Inc. (a)	125,200	1,436,044
Bell Microproducts (a)	65,100	391,251
Brocade Communications Systems, Inc. (a)	280,200	1,476,654
Checkpoint Systems, Inc. (a)	42,000	1,199,520
CommScope, Inc. (a)	46,000	1,103,540
Datastream Systems, Inc. (a)	65,100	660,114
Emulex Corp. (a)	64,400	1,146,320
F5 Networks, Inc. (a)	24,100	1,634,462
Factset Research Systems, Inc.	26,800	1,049,220
FMC Corp. (a)	16,500	1,003,365
Hutchinson Technology, Inc. (a) (b)	40,000	1,100,400
Informatica Corp. (a)	98,200	1,573,164
Ingram Micro, Inc. (a)	62,900	1,244,162
iRobot Corp. (a) (b)	18,700	514,250
Ixia (a)	78,600	947,916

Marchex, Inc. (a) (b)	48,300	1,059,702
Microsemi Corp. (a) (b)	46,700	1,436,025
Netgear, Inc. (a)	25,600	439,296
O2Micro International Ltd. (a)	113,700	1,432,620
QAD, Inc.	40,500	324,000
Rackable Systems, Inc. (a)	18,300	721,569
Redback Networks, Inc. (a)	106,800	2,023,859
SafeNet, Inc. (a)	18,200	453,544
Secure Computing Corp. (a)	87,800	1,062,380
Semtech Corp. (a)	71,500	1,342,770
SiRF Technology Holdings, Inc. (a)	37,700	1,411,111
Symbol Technologies, Inc. (b)	49,800	578,676
Synnex Corp. (a)	33,300	615,051
Synopsys, Inc. (a)	49,100	1,073,817
Tekelec (a) (b)	100,600	1,349,046
Tessera Technologies, Inc. (a) (b)	33,500	1,046,205
Tibco Software, Inc. (a)	147,900	1,282,293
Verifone Holdings, Inc. (a)	73,700	1,945,680
Websense, Inc. (a) (b)	22,700	1,403,087
Witness Systems, Inc. (a)	38,400	899,712

		41,407,615

Materials & Processing (8.6%)
Albemarle Corp.	20,400	865,980
Chaparral Steel Co. (a)	14,800	677,988
Crown Holdings, Inc. (a)	61,700	1,129,110
Georgia Gulf Corp.	30,900	886,830
Gilbraltar Industries, Inc.	38,400	979,584
Griffon Corp. (a) (b)	33,000	776,160
H. B. Fuller Co.	29,000	1,177,400
Harsco Corp.	17,800	1,420,084
HouseValues, Inc. (a) (b)	67,500	911,250
Insituform Technologies (a) (b)	19,000	511,290
IPSCO, Inc.	10,000	964,500
Kaydon Corp.	31,300	1,126,800
Macdermid, Inc.	34,600	1,017,932
Mueller Industries, Inc.	29,600	977,096
NCI Building Systems, Inc. (a) (b)	34,900	2,013,032
Pactiv Corp. (a)	26,100	598,473
Polyone Corp. (a)	81,800	714,114
Spartech	33,600	813,120
Texas Industries	14,800	897,768
Walter Industries, Inc. (b)	19,500	1,283,685
Westlake Chemical Corp.	23,600	809,952

		20,552,148

Producer Durables (5.9%)
Crane Co.	26,500	1,019,985
Cymer, Inc. (a) (b)	27,500	1,236,950
Entegris, Inc. (a)	71,500	747,890
ESCO Technologies, Inc. (a)	31,900	1,619,882
KB Home (b)	11,600	777,548
Lincoln Electric Holdings, Inc.	35,400	1,634,064
Meritage Homes Corp. (a) (b)	23,000	1,346,190
Mine Safety Applicances Co.	32,800	1,307,080
Polycom, Inc. (a) (b)	91,400	1,774,988
Symmetricom, Inc. (a)	114,700	1,028,859
Technitrol, Inc.	49,800	1,089,624
WCI Communities, Inc. (a) (b)	25,700	648,668

		14,231,728

Utilities (1.9%)
Black Hills Corp.	13,300	459,781
El Paso Electric Co. (a)	40,400	826,180
Fairpoint Communications, Inc.	36,500	513,555
Otter Tail Corp.	28,700	894,005
PNM Resources	39,050	966,488
Southwest Gas Corp.	30,900	881,268

		4,541,277

Total Common Stocks (Cost $172,722,313)		235,104,122

	Par (000)
SECURITIES LENDING COLLATERAL (28.9%)
Investment in Securities Lending Short	69,484	69,484,272
Term Investment Portfolio held by Credit
Suisse - First Boston (Note)

Total SECURITIES LENDING COLLATERAL (Cost $69,484,272)		69,484,272

AGENCY OBLIGATIONS (2.4%)
Fannie Mae (2.2%)

Discount Notes
4.42%, 03/29/06	4,535	4,518,853
4.33%, 04/05/06	660	657,089

		5,175,942

Federal Home Loan Bank (0.2%)
Discount Note
4.40%, 03/15/06	550	548,992

Total AGENCY OBLIGATIONS (Cost $5,725,638)		5,724,934

TOTAL INVESTMENT IN SECURITIES – 129.1%		310,313,328.00

(Cost $247,932,223) (c)
OTHER ASSETS IN EXCESS OF LIABILITIES – (29.1)%		(69,937,617)

NET ASSETS – 100%		$240,375,711.00

(a)	Non-income producing securities.
(b)	Certain share amounts are temporarily on loan to an unaffiliated broker/dealer
(c)	Aggregate cost for Federal income tax purposes is $248,648,325. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$66,743,170
Excess of tax cost over value	$(5,078,167)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Diversified Real Estate Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS AND OPERATING COMPANIES (99.1%)
Apartments (19.2%)
American Campus Communities, Inc.	56,810	$1,431,612
Archstone-Smith Trust	160,587	7,611,824
Avalonbay Communities, Inc. (a)	59,874	6,167,022
Camden Property Trust	86,120	5,671,002
Equity Residential Property (a)	195,190	8,838,203
Essex Property Trust, Inc.	37,060	3,693,029
GMH Communities Trust	124,915	2,076,087
Mid-America Apartment Communities, Inc.	9,620	522,366
United Dominion Realty Trust, Inc. (a)	188,130	5,032,478

		41,043,623

Diversified (5.9%)
Cousins Properties, Inc.	34,680	1,063,636
Eastgroup Properties, Inc.	86,260	3,963,647
Vornado Realty Trust	83,980	7,473,380

		12,500,663

Health Care (1.9%)
Nationwide Health Properties, Inc.	57,260	1,289,495
Ventas, Inc. (a)	86,510	2,681,810

		3,971,305

Hotel (11.2%)
Hilton Hotels Corp.	265,410	6,422,922
Host Marriott Corp. (a)	249,920	4,855,946
LaSalle Hotel Properties	77,580	3,099,321
Starwood Hotels & Resorts Worldwide (a)	147,820	9,386,570

		23,764,759

Mortgage (0.7%)
Newcastle Investment Corp. (a)	65,270	1,561,258

Office Properties (18.5%)
Alexandria Real Estate Equities, Inc.	59,190	5,209,904
BioMed Realty Trust, Inc.	85,580	2,368,854
Boston Properties, Inc. (a)	71,770	6,076,766
CarrAmerica Realty Corp. (a)	60,350	2,502,111
Corporate Office Properties Trust	141,600	5,879,232
Digital Reality Trust, Inc.	48,810	1,347,644
Equity Office Properties Trust (a)	103,700	3,261,365
Maguire Properties, Inc.	80,520	2,724,797
Reckson Associates Realty Corporation (a)	51,640	2,112,076
SL Green Realty Corp. (a)	78,720	6,841,555
St. Joe Company	17,880	1,071,548

		39,395,853

Retail (29.5%)
Developers Diversified Realty Corp. (a)	151,720	7,614,827
Equity One, Inc.	82,950	1,866,375
Federal Realty Investment Trust (a)	32,670	2,276,772
General Growth Properties (a)	190,930	9,620,963
Kimco Realty Corp. (a)	220,950	7,938,734
Macerich Co.	103,490	7,456,455
Regency Centers Corp. (a)	104,680	6,751,860
Simon Property Group, Inc. (a)	150,960	12,525,150
Tanger Factory Outlet Centers, Inc.	39,320	1,270,036
Taubman Centers, Inc.	55,500	2,205,570
Weingarten Realty Investors	88,170	3,472,135

		62,998,877

Storage (5.1%)
Public Storage, Inc. (a)	92,110	7,186,422
Sovran Self Storage, Inc. (a)	40,400	2,100,800
U-STORE-IT Trust	71,880	1,600,768

		10,887,990

Warehouse/Industrial (7.1%)
Amb Property Corp. (a)	66,440	3,564,506
First Industrial Realty Trust (a)	38,960	1,503,077
First Potomac Realty Trust	42,210	1,251,104
Prologis Trust (a)	166,000	8,718,320

		15,037,007

Total REAL ESTATE INVESTMENT TRUSTS AND OPERATING COMPANIES (Cost $129,283,908)		211,161,334

	Par (000)
SECURITIES LENDING (42.5%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston	90,479	90,479,042

Total SECURITIES LENDING (Cost $90,479,042)		90,479,042

INVESTMENT COMPANIES (0.9%)
Investment Companies (0.9%)
Blackrock Provident Institutional Funds	885,075	885,075

— Temp Fund
Goldman Sachs Financial Square Prime Obligations	937,410	937,410

Total INVESTMENT COMPANIES (Cost $1,822,485)		1,822,485

TOTAL INVESTMENT IN SECURITIES – 142.5.% (Cost $221,585,435) (b)		303,462,861

OTHER LIABILITIES IN EXCESS OF ASSETS – (42.5)%		(90,447,052)

NET ASSETS – 100%		$213,015,809

(a)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer
(b)	Aggregate cost for Federal income tax purposes is $221,585,435. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$82,283,600
Excess of tax cost over value	$(406,174)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Equity Growth Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

	Shares	Value
COMMON STOCKS (98.7%)
Consumer Discretionary (17.6%)
Apollo Group, Inc. (a) (b)	11,480	$566,882
Cheesecake Factory (a)	17,190	621,590
Comcast Corp.- Class A (a) (b)	41,810	1,121,763
Home Depot, Inc.	25,410	1,071,032
Kohl’s Corp. (a)	13,690	658,626
Nike, Inc. (b)	7,680	666,470
Starbucks Corp. (a) (b)	9,670	351,214
Target Corp.	10,840	589,696
Tiffany & Co. (b)	16,340	606,704
Time Warner, Inc.	48,660	842,305
Walt Disney Co. (b)	17,750	496,823

		7,593,105

Consumer Staples (9.8%)
Alberto-Culver Co., Class B	17,230	786,894
Nestle ADR	9,090	668,331
Pepsico, Inc.	20,720	1,224,760
Procter & Gamble Co.	15,230	912,734
Sysco Corp.	20,570	618,951

		4,211,670

Energy (4.2%)
Apache Corp.	8,070	540,044
Halliburton Co. (b)	5,350	363,800
National - Oilwell, Inc. (a)	5,690	346,407
Smith International, Inc. (b)	14,030	543,382

		1,793,634

Financials (5.9%)
American International Group	9,570	635,065
Capital One Financial (b)	11,030	966,229
Legg Mason, Inc.	3,955	516,483
Moody’s Corp.	6,670	446,890

		2,564,667

Health Care (18.5%)
Abbott Laboratories	17,230	761,221
Alcon, Inc.	4,540	522,826
Biomet, Inc.	19,130	696,332
Boston Scientific Corp. (a) (b)	28,730	701,587
Cephalon, Inc. (a) (b)	8,720	693,066
Genzyme Corp. (a)	12,200	845,947
Johnson & Johnson	9,910	571,312
Kinetic Concepts, Inc. (a)	16,160	599,536
Lilly (Eli), & Co.	8,775	488,066
Medco Health Solutions, Inc. (a)	9,240	514,853
Medtronic, Inc.	12,170	656,572
Pfizer, Inc.	35,305	924,637

		7,975,955

Industrials (12.0%)
Danaher Corp.	23,500	1,423,631
General Electric Co.	20,390	670,219
Ingersoll Rand Co.	20,900	857,527
Precision Castparts Corp.	16,620	881,525
United Technologies	22,540	1,318,590

		5,151,491

Information Technology (29.3%)
Adobe Systems, Inc.	10,900	420,958
Cisco Systems (a)	63,560	1,286,454
Cognos, Inc (a)	24,560	939,420
Dell Computer Corp. (a)	53,570	1,553,530
Ebay, Inc. (a)	8,620	345,317
Electronic Arts, Inc. (a)	9,700	504,109
Intel Corp.	47,110	970,466
Juniper Networks, Inc. (a)	22,590	415,430
Microsoft	94,270	2,535,863
Oracle Corp. (a)	34,710	431,098
Qualcomm, Inc.	14,900	703,429
Symantec Corp. (a)	18,570	313,647
Tessera Technologies, Inc. (a) (b)	9,460	295,436
Texas Instruments, Inc.	22,660	676,401
XM Satellite Radio Holdings, Inc. (a)	27,760	613,218
YAHOO!, Inc. (a) (b)	20,230	648,574

		12,656,350

Telecommunication (1.4%)
Sprint Nextel Corp.	24,932	599,116
TOTAL COMMON STOCKS
(Cost $36,406,898)		42,542,988

	Par(000)
SECURITIES LENDING COLLATERAL (15.3%)
Investment in Securities Lending Short	6,617	6,616,708

Term Investment Portfolio held by Credit
Suisse - First Boston (Note)
TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,616,708)		6,616,708

REPURCHASE AGREEMENT (1.3%)
Banc America Securities LLC
(Agreement Dated 02/28/06 to be repurchased at $550,068 collateralized by 505,000 (Value $560,154) U.S. TIPS, 2.375%, due 01/15/25) 4.48%, 03/01/06	550	550,000
TOTAL REPURCHASE AGREEMENT
(Cost $550,000)		550,000

TOTAL INVESTMENT IN SECURITIES – 115.3% (Cost $43,573,606) (c)		49,709,696
OTHER LIABILITIES IN EXCESS OF ASSETS – (15.3)%		(6,601,626)

NET ASSETS – 100%		$43,108,070

(a)	Non-income producing securities.
(b)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer
(c)	Aggregate cost for Federal income tax purposes is $43,737,153. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$7,276,422
Excess of tax cost over value	$(1,303,879)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Equity Income Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

	Shares	Value
Common Stocks (98.6%)
Consumer Discretionary (6.5%)
Comcast Corp.- Class A (a) (b)	85,720	$2,299,868
Home Depot, Inc.	36,690	1,546,484
Time Warner, Inc.	132,990	2,302,056

		6,148,408

Consumer Staples (10.8%)
Avon Products	58,930	1,700,131
Coca-Cola Co.	22,680	951,880
General Mills, Inc. (b)	32,740	1,612,445
Liz Claiborne, Inc. (b)	39,280	1,415,258
Nestle ADR	9,380	689,653
Outback Steakhouse, Inc. (b)	33,000	1,379,730
Procter & Gamble Co.	11,000	659,230
Wal-Mart Stores, Inc.	38,237	1,734,430

		10,142,757

Energy (12.0%)
BP PLC - ADR	40,520	2,691,338
ChevronTexaco Corp.	42,530	2,402,094
ConocoPhillips	46,250	2,819,400
Exxon Mobil Corp.	56,930	3,379,935

		11,292,767

Financials (24.9%)
American International Group	17,260	1,145,374
Bank of America Corp.	82,980	3,804,632
Chubb Corp.	14,890	1,425,718
Citigroup, Inc.	86,550	4,013,323
Freddie Mac	24,900	1,678,011
J.P. Morgan Chase & Co.	54,140	2,227,320
Lincoln National Corp.	22,900	1,300,033
Montpelier Re Holdings, Ltd. (b)	45,650	787,006
National City Corp. (b)	54,280	1,888,944
New York Community Bancorp, Inc. (b)	93,680	1,580,382
Simon Property Group, Inc.	5,690	472,099
Wachovia Corp.	24,601	1,379,378
Wells Fargo Co.	25,690	1,649,298

		23,351,518

Health Care (10.3%)
Abbott Laboratories	42,920	1,896,206
Boston Scientific Corporation (a) (b)	73,800	1,802,196
Johnson & Johnson	13,100	755,215
Kinetic Concepts, Inc. (a)	31,090	1,153,439
Pfizer, Inc.	139,340	3,649,314
Wyeth Co.	9,600	478,080

		9,734,450

Industrials (8.7%)
Apache Corporation	13,030	871,968
Eaton Corporation	14,300	996,281
General Electric Co.	52,290	1,718,772
Honeywell International	21,655	886,772
Ingersoll Rand Co.	33,330	1,367,530
Tyco International, Ltd.	46,510	1,199,493
United Technologies	20,020	1,171,170

		8,211,986

Information Technology (10.4%)
CDW Corp. (b)	20,340	1,156,532
Cisco Systems (a)	63,460	1,284,430
Dell Computer Corp. (a)	38,710	1,122,590
Intel Corp.	68,530	1,411,719
Microsoft	42,290	1,137,601
Nokia Corp. ADR (b)	74,750	1,388,855
Oracle Corp. (a)	90,590	1,125,128
Symantec Corp. (a)	67,180	1,134,670

		9,761,525

Insurance (3.1%)
Endurance Specialty Holdings Limited	49,570	1,561,455
Willis Group Holdings Ltd. (b)	40,400	1,391,376

		2,952,831

Materials (2.7%)
Air Products & Chemicals (b)	13,750	882,200
Alcoa, Inc.	22,660	664,391
Du Pont E I De Nemours (b)	25,690	1,033,766

		2,580,357

Telecommunication (6.3%)
AT&T, Inc.	76,690	2,115,877
Sprint Nextel Corp.	40,000	961,200
Verizon Communications	43,290	1,458,873
Vodafone ADR	74,350	1,436,442

		5,972,392

Utilities (2.9%)
Exelon Corp.	28,410	1,622,495
Xcel Energy, Inc. (b)	58,480	1,085,389

		2,707,884

Total Common Stocks (Cost $78,819,454)		92,856,875

	Par (000)

SECURITIES LENDING COLLATERAL (16.3%)
Investment in Securities Lending Short	15,388	15,388,420

Term Investment Portfolio held by Credit
Suisse - First Boston

Total SECURITIES LENDING COLLATERAL (Cost $15,388,420)		15,388,420

Repurchase Agreement (1.0%)
Banc America Securities LLC
(Agreement Dated 02/28/06 to be repurchased at $944,117 collateralized by 865,000 (Value $959,472) TIPS, 2.375%, due 01/15/25) 4.48%, 03/01/06	944	944,000

Total Repurchase Agreement (Cost $944,000)		944,000

TOTAL INVESTMENT IN SECURITIES – 115.9%		109,189,295
(Cost $95,151,874) (c)
OTHER LIABILITIES IN EXCESS OF ASSETS – (15.9)%		(14,992,000)

NET ASSETS – 100%		$94,197,295

(a)	Non-income producing securities.
(b)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer
(c)	Aggregate cost for Federal income tax purposes is $95,464,589. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$16,213,814
Excess of tax cost over value	$(2,489,108)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Government Money Market Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

	Par (000)	Value
AGENCY OBLIGATIONS (71.9%)
Fannie Mae (22.8%)
Discount Notes
4.29%, 03/01/06	6,500	$6,500,000
4.36%, 03/15/06	5,000	4,991,522
4.34%, 03/22/06	5,000	4,986,687
4.42%, 03/29/06	10,000	9,965,621
4.42%, 04/03/06	5,000	4,979,742
4.46%, 04/12/06	8,000	7,958,373
4.57%, 05/24/06	5,000	4,946,683
4.585%, 05/26/06	5,000	4,945,235
4.68%, 08/16/06	5,000	4,890,800
4.71%, 08/23/06	6,000	5,862,771
Floating Rate Notes
4.45%, 09/07/06 (a)	5,000	4,998,964
4.37%, 12/22/06 (a)	4,000	3,999,896
Notes
2.15%, 04/13/06	5,000	4,989,139
1.80%, 04/20/06	3,000	2,989,427
2.35%, 04/28/06	4,531	4,516,126
2.74%, 05/05/06	5,000	4,984,597
3.25%, 06/28/06	4,500	4,481,147

		90,986,730

Federal Farm Credit Bank (10.3%)
Discount Notes
4.53%, 05/10/06	5,000	4,955,958
Floating Rate Notes
4.30%, 06/01/06 (a)	10,000	10,000,001
4.46%, 07/25/06 (a)	5,000	5,000,000
4.49%, 10/30/06 (a)	10,000	10,000,000
4.43%, 12/20/06 (a)	5,000	5,000,000
4.78%, 01/22/07 (a)	6,000	6,004,201

		40,960,160

Federal Home Loan Bank (21.7%)
Discount Notes
4.40%, 03/02/06	5,000	4,999,389
4.40%, 03/03/06	5,000	4,998,778
4.41%, 03/22/06	8,500	8,478,133
4.39%, 03/23/06	4,000	3,989,269
4.50%, 04/21/06	3,805	3,780,743
Floating Rate Notes
4.53%, 03/01/06 (a)	5,000	5,000,000
4.00%, 03/07/06 (a)	3,000	3,000,000
4.40%, 03/28/06 (a)	5,000	4,999,972
4.00%, 05/24/06 (a)	7,000	7,000,000
4.36%, 06/12/06 (a)	5,000	4,999,439
4.05%, 07/11/06 (a)	3,000	3,000,000
4.37%, 02/22/07 (a)	6,000	6,000,000
4.08%, 03/01/07 (a)	4,085	4,085,000
4.33%, 05/04/07 (a)	2,500	2,494,782
4.63%, 05/16/06 (a)	5,000	4,999,198
Notes
2.875%, 05/23/06	4,685	4,667,518
2.625%, 05/26/06	5,000	4,978,476
4.375%, 10/26/06	5,000	5,000,000

		86,470,697

Freddie Mac (17.1%)
Discount Notes
4.14%, 03/15/06	5,000	4,991,950
4.40%, 03/21/06	5,000	4,987,778
4.42%, 03/27/06	8,500	8,472,865
4.235%, 03/28/06	6,000	5,980,943
4.33%, 04/04/06	5,000	4,979,553
4.47%, 04/10/06	1,836	1,826,881
4.47%, 04/11/06	1,143	1,137,181
4.53%, 05/09/06	5,000	4,956,588
4.35%, 05/16/06	5,000	4,954,083
4.26%, 06/19/06	5,000	4,934,917
4.555%, 07/25/06	5,000	4,907,635
4.63%, 08/08/06	5,000	4,897,111
Notes
2.75%, 05/17/06	6,370	6,350,052
4.75%, 01/22/07	4,750	4,750,000

		68,127,537

TOTAL AGENCY OBLIGATIONS
(Cost $286,545,124)		286,545,124

Repurchase Agreements (27.0%)
Banc of America Securities, LLC. (Agreement dated 02/28/06 to be repurchase at $ 21,002,613 collateralized by $19,190,000 (Value $21,285,867) TIPS, 2.375%, due 01/25/25) 4.48%, 03/01/06	21,000	21,000,000

JP Morgan Securities, (Agreement dated 02/28/06 to be repurchase at $21,006,602 collateralized by $20,715,000 (Value $21,309,832) U.S. Treasury Notes, 4.625%, due 05/15/06) 4.46%, 03/01/06	21,000	21,000,000
Morgan Stanley, (Agreement dated 02/28/06 to be repurchase at $22,002,732 collateralized by $16,400,000 (Value $22,511,941) U.S. Treasury Notes, 8.875%, due 08/15/17) 4.47%, 03/01/06	22,000	22,000,000
UBS (Agreement dated 02/28/06 to be repurchase at $22,002,738 collateralized by $22,508,000 (Value $22,444,871) U.S. Treasury Bills, 4.31%, due 03/23/06) 4.48%, 03/01/06	22,000	22,000,000
Wachovia Securities (Agreement dated 02/28/06 to be repurchase at $22,002,744 collateralized by $21,039,000 (Value $22,479,479) U.S. Treasury Notes, 6.50%, due 02/15/10) 4.49%, 03/01/06	22,000	22,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $108,000,000)		108,000,000

	Shares
INVESTMENT COMPANIES (0.9%)
BlackRock Provident Institutional
Funds - Temp Fund	436,831	436,831
Goldman Sachs Financial Square
Prime Obligations Fund	3,392,853	3,392,853
Merrill Lynch Premier Institutional
Fund	87,910	87,910
TOTAL INVESTMENT COMPANIES
(Cost $3,917,594)		3,917,594

	Par (000)
SECURITIES LENDING COLLATERAL (12.1%)
Investment in Securities Lending
Short Term Investment Portfolio held by Credit Suisse - First
Boston (Note 1.I)	48,592	48,592,235

TOTAL SECURITIES LENDING COLLATERAL
(Cost $48,592,235)		48,592,235

TOTAL INVESTMENT IN SECURITIES – 112.4%		447,054,953

(Cost $447,054,953) (b)
OTHER ASSETS IN EXCESS OF LIABILITIES – (12.4)%		(49,206,502)

NET ASSETS – 100%		$397,848,451

(a)	The rates shown are as of February 28, 2006.
(b)	Aggregate cost for Federal income tax purposes.

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Growth & Income Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

	Shares	Value
Common Stocks (98.8%)
Consumer Discretionary (15.7%)
Apollo Group, Inc. (a) (b)	154,980	$7,652,912
Comcast Corp. - Class A (a) (b)	517,640	13,888,282
Ebay, Inc. (a) (b)	107,120	4,291,227
Home Depot, Inc (b).	300,860	12,681,250
Kohl’s Corporation (a) (b)	188,550	9,071,141
Nike, Inc. (b)	69,330	6,016,457
Starbucks Corp. (a) (b)	65,220	2,368,790
Tiffany & Co. (b)	171,460	6,366,310
Time Warner, Inc.	276,530	4,786,734
Walt Disney Co. (b)	279,670	7,827,963

		74,951,066

Consumer Staples (10.4%)
Alberto-Culver Co., Class B	106,193	4,849,834
General Mills, Inc.	194,210	9,564,842
Nestle ADR	97,310	7,154,601
Outback Steakhouse, Inc. (b)	144,810	6,054,506
Pepsico, Inc.	110,000	6,502,100
Procter & Gamble Co. (b)	157,250	9,423,993
Sysco Corp. (b)	208,790	6,282,491

		49,832,367

Energy (8.8%)
BP PLC - ADR	128,660	8,545,597
ConocoPhillips (b)	148,540	9,054,998
Exxon Mobil Corp.	306,242	18,181,588
Halliburton Co. (b)	91,750	6,239,000

		42,021,183

Financials (13.7%)
American International Group	69,640	4,621,310
Capital One Financial	84,020	7,360,152
Citigroup, Inc.	222,470	10,315,933
Freddie Mac	116,520	7,852,283
Legg Mason, Inc.	53,469	6,982,517
Lehman Brothers Holding, Inc.	56,810	8,291,420
Moody’s Corp. (b)	75,080	5,030,360
National City Corp. (b)	252,700	8,793,960
Wells Fargo Co.	100,640	6,461,088

		65,709,023

Health Care (13.1%)
Abbott Laboratories	199,330	8,806,399
Boston Scientific Corporation (a) (b)	336,900	8,227,098
Cephalon, Inc. (a) (b)	69,980	5,562,010
Johnson & Johnson	149,540	8,620,981
Kinetic Concepts, Inc. (a)	126,250	4,683,875
Medco Health Solutions, Inc. (a)	73,471	4,093,804
Medtronic, Inc.	162,080	8,744,216
Pfizer, Inc.	535,770	14,031,817

		62,770,200

Industrials (9.9%)
Apache Corporation (b)	69,940	4,680,385
Danaher Corp.	110,190	6,675,310
Eaton Corporation	74,130	5,164,637
General Electric Co.	206,560	6,789,627
Ingersoll Rand Co.	269,740	11,067,432
United Technologies	217,830	12,743,056

		47,120,447

Information Technology (17.1%)
Adobe Systems, Inc.	127,900	4,939,498
Cisco Systems (a)	535,480	10,838,115
Dell Computer Corp. (a)	352,560	10,224,240
Electronic Arts, Inc. (a) (b)	84,930	4,413,812
Intel Corp.	503,085	10,363,551
Microsoft (b)	540,580	14,541,602
Oracle Corp. (a)	524,080	6,509,074
Qualcomm, Inc.	123,740	5,841,765
Symantec Corp. (a)	278,690	4,707,074
Texas Instruments, Inc.	154,390	4,608,542
YAHOO!, Inc. (a) (b)	145,320	4,658,959

		81,646,232

Insurance (4.9%)
Allstate Corporation	154,640	8,471,179
Genworth Financial Com (b) CL’A’USD0.001	179,510	5,712,008
Willis Group Holdings Ltd.	261,710	9,013,293

		23,196,480

Materials (1.0%)
Alcoa, Inc. (b)	167,110	4,899,665

Telecommunication (3.0%)
AT&T, Inc. (b)	180,450	4,978,616
Sprint Nextel Corp. (b)	389,288	9,354,590

		14,333,206

Utilities (1.2%)
Exelon Corp.	98,420	5,620,766

Total Common Stocks (Cost $395,298,824)		472,100,635

	Par (000)
SECURITIES LENDING COLLATERAL (26.1%)
Investment in Securities Lending Short	124,822	124,821,956

Term Investment Portfolio held by Credit
Suisse - First Boston (Note)

Total SECURITIES LENDING COLLATERAL (Cost $124,821,956)		124,821,956

Repurchase Agreement (0.5%)
Morgan Stanley
(Agreement Dated 02/28/06 to be repurchased at $2,400,298 collateralized by 2,410,000 (Value $2,449,676) U.S. Treasury Note, 6.25%, due 02/15/07) 4.47%, 03/01/06	2,400	2,400,000

Total Repurchase Agreement (Cost $2,400,000)		2,400,000
TOTAL INVESTMENT IN SECURITIES - 124.8% (Cost $522,520,780 )(c)		599,322,591
OTHER LIABILITIES IN EXCESS OF ASSETS – (24.8)%		(118,926,701)

NET ASSETS – 100%		$480,395,890

(a)	Non-income producing securities.
(b)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer
(c)	Aggregate cost for Federal income tax purposes is $522,934,450. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$86,380,662
Excess of tax cost over value	$(9,449,487)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

International Equity Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

	Shares	Value
COMMON AND PREFERRED STOCKS, RIGHTS, AND WARRANTS (97.3%)
Australia (0.8%)
Billiton	52,850	$953,333
Brambles Industries Ltd. (a)	23,830	177,211
CSL Ltd.	10,767	418,954
Newcrest Mining	105,964	1,662,802
Orica Ltd.	75,913	1,287,232
Patrick Corp. Ltd.	68,578	347,315
Rio Tinto Ltd. (a)	15,174	795,755

		5,642,602

Austria (2.0%)
Erste Bank Der Oester	19,989	1,215,169
Erste Bank Der Oestereic (a)	8,350	499,010
Flughafen Wien AG	3,492	281,567
Immofinanz Immobilien
Anlagen AG (a)	156,751	1,599,277
OMV AG	19,512	1,210,290
Raiffeisen International
Bank-Holding AG (a)	14,296	1,192,134
Telekom Austria AG	304,070	6,941,069
Wiener Stadtische Allgemeine
Versicherung AG	6,581	419,441
Wienerberger
Baustoffindustrie AG	11,844	548,880

		13,906,837

Belgium (0.6%)
Almancora Communications	4,010	491,095
Fortis	28,979	1,032,011
Inbev	4,903	226,643
KBC Bancassurance Holding	25,242	2,634,903

		4,384,652

Bermuda (0.0%)
Clear Media Ltd. (a)	121,000	125,487
Texwinca Holdings Ltd.	140,000	109,874

		235,361

Brazil (0.0%)
Aracruz Celulose	4,300	211,345

Bulgaria (0.0%)
Bulgaria Compensation Notes (a)	86,497	33,799
Bulgaria Housing Compensation
Notes (a)	46,870	18,286
Bulgaria Registerd Compensation
Vouchers (a)	19,166	7,478

		59,563

Canada (0.1%)
Barrick Gold Corp.	8,985	245,938
Bema Gold Corp. (a)	48,340	199,963
Centerra Gold, Inc. (a)	777	25,063
Eldorado Gold Corp. (a)	27,008	115,762
Ivanhoe Mines Ltd. (a)	3,568	28,577
Research In Motion Ltd. (a)	1,597	112,636

		727,939

China (0.4%)
China Construction Bank (a)	1,367,316	635,634
China Life Insurance Co. Ltd. (a)	807,235	918,120
China Netcom Group Corp (HK) Ltd.	182,550	325,829
China Resources Enterprise Ltd.	85,244	186,698
Dongfeng Motor Corp. (a)	199,461	82,783
Syngenta AG Warrant	3,107	3,838
Weiqiao Textile Co. Ltd.	164,998	263,944
Wumart Stores, Inc.	73,631	248,626

		2,665,472

Cyprus (0.0%)
Bank Of Cyprus Publis Co. Ltd.	17,480	149,097

Czech Republic (0.4%)
Komercni Banka	19,503	2,784,264

Denmark (0.1%)
ALK-ABELLO A/S (a)	1,525	182,241
Bryggerigruppen A/S	1,700	179,206
Novo Nordisk A Series B	1,801	105,888
Vestas Wind Systems A/S (a)	16,014	335,264

		802,599

Egypt (0.1%)
Orascom Telecom-GDR	6,458	388,623
Telecom Egypt - GDR 144A (a)	7,075	113,908

		502,531

Finland (0.6%)
Fortum OYJ	70,330	1,699,556
Nokia A Shares	64,735	1,203,562
Sampo OYJ	16,623	332,942
Sanomawsoy OYJ-B Shares	8,668	214,793
Stockmann OJY ABP	4,500	176,925
Wartsila Corp. B Shares	2,847	103,754
YIT-YHTYMA OYJ	7,048	357,799

		4,089,331

France (10.2%)
Accor SA	1,847	110,887
Air Liquide (a)	6,391	1,260,523
Alstom Rgpt (a)	2,659	226,932
Atos Origin (a)	3,028	211,043
Banque Nationale de Paris (a)	97,446	9,016,653
Bouygues (a)	20,418	1,070,708
Carrefour (a)	121,339	6,021,906
Electricite De Franc (a)	30,637	1,596,727
Eurazeo	1,660	179,634
France Telecom SA (a)	583,492	12,731,615
Generale de Sante	4,740	136,287
JC Decaux SA (a)	8,386	210,352
Lafarge SA	19,594	2,046,313
Lagardere Groupe S.C.A	3,053	235,465
LVMH Moet Hennessy	26,289	2,386,566
Pernod Ricard SA (a)	5,154	881,804
Pinault-Printemps-Redoute SA	7,654	881,587
Publicis Groupe	5,567	212,174
Renault	11,535	1,108,714
Safran SA	12,244	311,645
Sanofi-Synthelabo SA (a)	81,783	6,950,139
Schnelder Electric SA	3,204	327,157
Societe Generale	23,543	3,335,380
Societe Television Francaise	20,668	622,337
St. Gobain	6,392	426,309
Suez SA	23,057	845,697
Total Fina Elf (a)	59,324	14,899,185
Vinci SA	7,525	694,546

		68,938,285

Germany (7.9%)
Adidas AG	3,405	665,269
Bayer AG	55,909	2,253,064
Bayerische Motoren Werke AG	113,475	5,448,777
Commerzbank AG	33,282	1,214,728
Continental AG	2,478	254,640
Continental Warrants	2,000	0
DaimlerChrysler	15,510	861,279
Deutsche Bank AG	12,056	1,330,930
Deutsche Boerse AG	8,374	1,051,719
Deutsche Post	58,150	1,511,552
Deutsche Postbank AG	3,849	271,063
Deutsche Telekom	138,779	2,192,793
E. On AG	9,067	1,004,399
Fraport AG	45,297	3,460,044
Fresenius	2,322	363,831
Fresenius Medical Care	8,774	942,314
Henkel Kgaa	4,440	454,911
Henkel Kgaa-Vorzug	607	66,902
Hochtief AG (a)	12,165	652,374
Hypo Real Estate Holdings	16,847	1,103,160
IVG Immoblilien AG	41,754	1,084,805
KarstadtQuelle AG (a)	10,834	261,205
Linde AG	23,883	1,888,317
MAN AG	1,912	120,538
Merck KGAA	4,312	430,742
Muenchener Reuckversicherungs	21,990	2,985,781
Porsche	8,013	6,739,978
Prosieben AG	40,297	935,485
Puma AG	307	109,859
Q-CELLS AG (a)	919	95,966
RWE AG (a)	83,632	7,176,886
Sap AG (ADR)	527	107,776
Schering AG	2,888	206,734
Siemens AG	67,767	6,225,318
Solarworld AG NPV	1,815	473,444

		53,946,583

Greece (0.3%)
Alpha Bank	9,699	369,304
Hellenic Telecom (a)	34,644	737,366
National Bank of Greece SA	13,672	705,493

		1,812,163

Hong Kong (0.2%)
Beijing Capital International Airport Co. Ltd.	146,000	82,327
China Merchants Holdings International Co. Ltd.	267,943	758,117
Hutchison Telecommunications (a)	67,373	103,326
Shenzhen Chiwan Wharf Holdings Ltd.	40,040	67,031
Yue Yuen Ind. Holdings Ltd.	104,264	322,282

		1,333,083

Hungary (0.2%)
Egis RT	2,021	294,976
Matav RT	87,736	402,301
OTP Bank	17,271	646,269

		1,343,546

India (0.3%)
Bharti Televentures Ltd. (a)	194,519	1,580,350
State Bank of India (a)	18,816	371,535

		1,951,885

Indonesia (0.1%)
Indofood Sukses Makmur	612,015	55,720
PT Telekomunikasi Indonesia	798,305	531,706
Semen Gresik	74,703	188,632

		776,058

Ireland (0.3%)
Celtic Resource Holdings (a)	3,884	13,378
CRH	1,195	39,010
CRH PLC	30,857	1,009,608
Dragon Oil PLC (a)	174,134	674,506

		1,736,502

Italy (2.9%)
Assicurazioni Generali SPA	18,789	673,716
Banca Intesa	145,385	799,562
Banca Intesa SPA	114,988	679,572
Banca Popolare	84,492	1,067,098
Banca Popolare dell’Emilia Romagna	2,656	145,430
Scrl
Banca Popolare Di Sondrio Scrl	8,021	129,917
Banca Popolare di Verona e Novara	17,340	415,932
Banca Popolare Italiana	44,281	485,264
Banche Popolari Unite Scrl	26,849	674,418
Beni Stabili SPA	75,000	80,493
Bulgari Spa - A Shares	9,598	113,887
Buzzi Unicem SPA	28,325	585,926
Capitalia SPA	117,588	888,259
Cassa Di Risparmio	197,189	687,538
Credito Emiliano	49,350	654,467
Credito Italiano (b)	360,623	2,621,614
Ente Nazionale Idrocarburi	206,549	5,907,203
Finmeccanica SPA	9,537	208,557
Geox SPA	19,747	242,282
Luxottica Group SPA	6,812	191,425
Parmalat SPA (a)	77,762	209,616
Telecom Italia RNC	1,036,522	2,382,137

		19,844,313

Japan (16.3%)
Aeon Credit Service Ltd.	12,345	350,168
Aiful Corp.	7,050	472,658
Aisin Seiki Co. Ltd.	8,500	301,209
Asahi Breweries Ltd.	7,871	106,573
Asatsu-DK, Inc.	40,300	1,446,596
Bank of Fukuoka (a)	10,000	84,366
Bank of Yokohama	48,000	387,152
Canon, Inc.	93,763	5,890,440
Central Japan Railway Co.	621	6,082,160
Chiba Bank Ltd.	9,000	75,901
Credit Saison	13,618	645,186
Dai Nippon Printing	397,000	7,030,658
Daikin Ind. Ltd.	6,900	230,028
Denso Co.	17,398	634,625
Dentsu, Inc.	67	223,967
East Japan Railway Co.	64	454,380
Eisai Co. Ltd.	4,200	194,324
Exedy	2,700	79,490
Fanuc Ltd.	3,500	295,343
Fuji Photo Film	74,400	2,398,385
Fuji Television Network	204	491,845
Fujitsu Ltd.	12,000	95,476
Gunma Bank Ltd.	12,000	89,393

Hitachi Capital Corp.	1,300	24,833
Honda Motor Y50	16,906	999,872
Hoya Corp.	5,400	213,394
Ibiden Co. Ltd.	4,300	201,220
Itochu Corp.	37,000	308,253
Jafco Co. Ltd.	2,800	190,305
Japan Tobacco, Inc.	33	568,798
JS Group Corp.	4,808	94,011
JSR Corp. (a)	7,223	212,289
Kansai Electric Power, Inc.	262,300	6,112,453
Kao Corp.	284,000	7,712,912
Keyence Corp.	400	109,093
Koito Manucacturing Co.	13,987	173,710
Kyocera Corp.	33,900	2,995,648
Lawson, Inc.	58,500	2,182,582
Leopalace 21 Corp.	3,039	108,706
Matsushita Electric Ind.	82,423	1,750,993
Mitsubishi Electric Corp.	897,000	7,131,443
Mitsubishi Tokyo Finance	168	2,570,892
Mitsui Fudosan Co. Ltd.	11,599	242,229
Mizuho Financial Group, Inc.	186	1,481,814
NEC Corp.	856,000	5,206,824
NGK Spark Plug Co.	13,000	293,650
Nhk Spring Co. Ltd.	18,072	213,677
Nikko Securities	11,053	173,827
Nintendo	700	103,462
Nippon Electric Glass Co. Ltd.	5,000	120,376
Nissan Chemical Ind. Ltd.	7,000	116,073
Nissan Motor Co. Ltd.	18,779	216,578
Nitto Denko Corp.	9,000	771,370
Nok Corp. (ADR)	6,900	201,569
Nomura Securities	31,594	598,176
NSK Ltd.	14,000	106,869
NTT Docomo, Inc.	2,785	4,137,626
Oriental Land Co.	59,300	3,498,202
Orix Corp.	1,200	314,244
Osaka Gas Co.	858,000	3,284,467
Ricoh Co. Ltd.	21,000	389,796
Rohm Co.	15,100	1,432,835
Secom Co. Ltd.	5,000	248,654
Sega Sammy Holdings, Inc.	6,000	244,585
Seven & I Holdings Co.	11,418	464,712
Sharp Corp.	26,000	458,249
Shinsei Bank NPV	998,000	6,746,459
SMC Co.	1,355	190,846
Sony Corp.	24,673	1,151,102
Stanley Electric Co. Ltd.	10,599	203,595
Sumitomo Chemical Co. Ltd.	44,000	342,595
Sumitomo Corp.	15,385	207,965
Sumitomo Metal Ind. Ltd.	49,180	218,302
Sumitomo Mitsui Financial	134	1,458,437
Sumitomo Trust & Bank	32,615	329,412
Suzuki Motor Co.	16,100	319,343
Takeda Chemical Ind.	4,600	257,158
Teijin Ltd.	16,000	108,027
Teppan Printing	8,000	101,978
Tokyo Gas Co. Ltd.	1,376,000	6,262,197
Toray Ind., Inc.	14,000	107,564
Toyota Motor Corp.	39,392	2,110,490
Yamada Denki Co. Ltd.	1,000	107,009
Yamaha Motor Co. Ltd.	11,800	269,189
Yamanouchi Pharmaceutical	98,300	3,792,007
Yamato Transport Co. Ltd.	3,600	68,968
Yokogawa Electric Corp.	11,700	213,684

		110,607,921

Korea (1.6%)
Hyundai Motor Co. Ltd.	5,160	438,986
NHN Corp. (a)	847	238,230
Samsung Electronics	21,633	7,645,970
Samsung Electronics	4,147	2,906,670

		11,229,856

Lebanon (0.0%)
Investcom LLC-GDR Reg S (a)	11,942	207,194

Luxembourg (0.2%)
Arcelor	25,223	921,085
Millicom International Cellular SA (a)	11,134	466,181

		1,387,266

Mexico (0.2%)
Consorcio ARA, S.A. de C.V.	11,915	50,642
Fomento Economico	32,764	283,204
Fomento Economico Mexicano	8,659	753,246
Grupo Financiero Banorte (a)	170,984	417,417
Urbi, Desarrollos Urbanos (a)	13,345	102,222

		1,606,731

Netherlands (7.2%)
ABN AMRO Holding NV	247,136	7,196,653
Akzo Nobel NV	72,899	3,697,507
CSM	79,046	2,360,114
Euronext NV	11,003	689,114
Fortis NL	126,511	4,522,148
Heineken	6,241	234,834
ING Groep	197,666	7,427,286
Koninklijke (Royal) KPN NV	44,641	462,379
Philips Electronics	48,185	1,566,797
Randstad Holding NV	5,865	328,003
Royal Dutch Shell PLC (a)	232,188	7,011,048
Royal Numico NV (a)	7,437	321,950
TPG NV	39,143	1,273,470
Unilever NV - CVA	169,132	11,737,675
Vedior N.V. CVA	11,486	216,762
VNU-Verenigde Nederalndse	5,771	186,872

Uitgeversbedrijven		49,232,612

New Zealand (0.6%)
Auckland International Airport Ltd.	133,692	165,330
Telecom Corp. of New Zealand Ltd. (a)	1,179,325	4,121,877

		4,287,207

Norway (0.5%)
Acta Holding ASA	35,000	142,053
DNB Holding ASA	11,407	138,537
Norsk Hydro	11,178	1,310,274
Orkla ASA	13,408	584,792
Statoil ASA	49,526	1,266,617
Telenor ASA	9,566	103,312

		3,545,585

Philippines (0.1%)
Philippine Long Distance Telephone	11,820	408,411

Poland (1.4%)
Agora SA	10,316	169,060
Bank Pekao	47,442	2,798,091
Bank Zachodni WBK SA	5,130	264,311
BK Przemyslowo-Handlowy	4,552	1,136,316

Budimex (a)	11,688	160,543
CCC SA (a)	11,973	143,173
Cersanit - Krasnystaw SA (a)	50,860	276,811
Grupa Kety SA	4,040	154,551
Inter Cars SA	4,873	42,252
Polska Grupa Faraceutyczna	3,985	83,617
Powszechna Kasa Oszczednosci Bank	297,658	3,240,368
Polski SA
Sanockie Zaklady Przemyslu Gumowego	1,238	56,756
Stomil SA (a)
Sniezka SA	8,995	79,498
Telekomunikacja Polsk	73,988	516,778
ZM Duda SA (a)	29,691	132,686

		9,254,811

Portugal (0.0%)
Jeronimo Martins	4,286	69,664
Portugal Telecom SA	19,594	226,162

		295,826

Romania (0.3%)
Impact SA	616,687	115,484
Petrom (a)	6,176,465	1,326,424
Romanian Development Bank	65,673	431,005
Socep Constanta (a)	532,000	41,130

		1,914,043

Russian Federation (1.8%)
Gazprom	30,068	2,528,719
Lukoil Holding ADR	27,672	2,216,527
Norilsk Nickel	13,659	1,219,749
NovaTek	408	13,362
NovaTek OAO	159	540,600
OJSC TNK-BP Holding (a)	125,825	434,096
Polyus Gold ADR (a)	13,659	512,213
Rolast AG (a)	906,000	18,678
Sberbank RF	1,923	2,944,326
Unified Energy Sys - Reg S GDR (a)	14,839	1,033,536
Unified Energy System - Reg S GDR (a)	18,554	1,077,987

		12,539,793

Singapore (0.4%)
United Overseas Bank Ltd.	288,000	2,649,144

South Africa (0.0%)
MTN Group Ltd.	9,977	96,442

Spain (1.5%)
Actividades de Construccion y Servicios SA	6,175	230,247
Banco Bilbao Vizcaya Argenta	60,739	1,236,266
Corporacion Mapfre	23,571	453,791
Groupo Empresarial Ence	7,257	250,681
Industria de Diseno Textil SA	18,421	660,798
Repsol SA	40,800	1,138,482
Telefonica De Espana	418,651	6,452,741

		10,423,006

Sweden (1.7%)
AB SKF	152,491	2,212,623
Ericsson	81,594	278,337
Foreningssparbanken	53,466	1,426,031
Getinge AB	22,757	329,229
Hennes & Mauritz AB	4,000	145,837
Modern Times Group (a)	13,456	622,836
Nordic Baltic Holding	379,194	4,289,991
Securitas AB CL B FR	5,717	104,901
Skandinaviska Enskilda Banken	67,400	1,490,537
Skanska AB	38,388	617,861
Telia AB	10,000	53,321

		11,571,504

Switzerland (8.2%)
Adecco SA	11,270	617,991
BKW FMB Energie AG (a)	850	66,515
Cie Financiere Richemont	23,546	1,025,329
Credit Suisse Group	66,524	3,683,870
Holdersbank Bearer	127,417	10,038,865
Nestle	51,737	15,211,562
Novartis AG (a)	209,692	11,186,554
Roche Holdings	17,364	2,566,006
SGS SA	367	338,740
Swatch Group AG	8,255	1,340,223
Syngenta AG (a)	3,107	440,571
Synthes-Stractec, Inc.	2,455	268,005
UBS AG (a)	77,393	8,207,474

		54,991,705

Taiwan (0.4%)
Chungwa Telecom ADR	142,110	2,685,879

Turkey (1.4%)
Akbank T.A.S.	178,349	1,809,198
Dogan Sirketler Grubu
Holdings A.S. (a)	258,075	1,368,681
Dogan Yayin Holding A.S. (a)	1	5
Enka Insaat Sanayi AS	7,976	112,326
Haci Omer Sabanci Holding A.S.	210,201	1,657,508
Turkiye Garanti Bankasi A.S. (a)	342,818	1,547,212
Turkiye Is Bankasi	241,978	2,290,867
Turkiye Vakiflar Bankasi
T-D T.A.O. (a)	70,473	464,264

		9,250,061

Ukraine (0.0%)
Centerenergo (a)	4,060	26,470
Ukrnafta ADR	73	24,362

		50,832

United Kingdom (25.8%)
Aegis Group PLC	84,416	195,597
Anglo American PLC	34,870	1,302,214
Associated British Ports Holdings	37,523	406,492
BAA	290,030	4,065,275
Barclays	335,005	3,926,862
BG Group PLC	31,094	363,671
Billiton	375,675	6,338,982
BOC Group	423,417	11,188,727
BP Amoco	1,144,688	12,629,734
British Aerospace	39,002	287,167
British American Tobacco	358,849	8,562,655
Burberry Group	112,929	907,484
Cadbury Schweppes	1,198,343	12,207,883
Compass Group PLC	154,624	588,806
Diageo	115,425	1,773,039
GlaxoSmithKline	388,870	9,874,380
Great Universal Stores, Inc.	168,623	3,098,066
Hanson PLC (ADR)	100,859	1,228,968
Hays PLC	2,519,953	6,533,547
Highland Gold Mining Ltd.	22,501	117,076
Hilton Group	692,938	4,482,796
HSBC Holdings	280,917	4,806,029
Imperial Tobacco	485,594	14,602,576

InterContinental Hotels
Group PLC	443,693	6,821,255
Kazakhmys PLC - W/I (a)	8,891	136,244
London Stock Exchange PLC	18,039	270,217
Lonmin PLC (ADR)	2,958	117,636
National Grid PLC	547,147	5,756,047
Northern Rock PLC	61,667	1,218,464
Peter Hambro Mining (a)	18,072	448,146
Prudential Corp.	42,057	445,687
Reckitt Benckiser	241,294	8,588,301
Reed International	859,883	7,758,837
Renshares Utilities Ltd. RENGEN (a)	68,938	108,720
Rolls Royce	397,054	3,053,195
Scottish & Newcastle	42,183	378,883
Scottish Power PLC	449,856	4,606,601
Smith & Nephew	42,175	375,627
Smiths Ind. PLC	9,017	148,426
South African Breweries PLC	9,638	191,570
Tesco	229,724	1,361,583
UK Royal Bank of Scotland	265,883	8,897,718
UKR Telecom (a)	14,159	155,581
Vodafone Group	5,023,218	9,598,402
William Hill PLC	38,440	391,858
Wolseley	139,652	3,467,090
WPP Group PLC	74,036	858,952

		174,643,066

United States (0.2%)
Autoliv	4,700	252,564
CITI-GROUP Warrant (a)	1,776	35,200
News Corp., Inc.	58,981	1,011,525
Southern Copper Corp.	1,676	133,493

		1,432,782

Venezuela (0.0%)
Cia Anonima ADR	8,879	153,784

TOTAL COMMON AND PREFERRED STOCKES, RIGHTS, AND WARRANTS (Cost $520,534,051)		662,309,472

CLOSED END INVESTMENT COMPANIES (0.1%)
Macquarie Airports	199,588	476,685
SIF 1 Banat-Crisana	50,000	41,233
SIF 2 Moldmova	54,000	44,346
SIF 3 Transilvania Brasov	41,000	32,402
SIF 4 Mutenia Bucuresti	75,000	43,552
SIF 5 Oltenia	47,500	44,720

TOTAL CLOSED END INVESTMENT COMPANIES (Cost $589,968)		682,938

	Par (000)	Value
REPURCHASE AGREEMENTS (2.4%)
Bank of America Securities, LLC.
(Agreement Dated 02/28/06 to be repurchased at $7,651,952 collateralized by $6,995,000 (Value $7,758,970) TIPS, 2.375%, due 01/15/25 ) 4.48%, 03/01/06	7,651	7,651,000

Wachovia Securities, Inc.
(Agreement Dated 02/28/06 to be repurchased at $704,088 collateralized by $610,000 (Value $722,146) U.S. Treasury Note, 6.25%, due 08/15/23) 4.49%, 03/01/06	704	704,000
Wachovia Securities, Inc.
(Agreement Dated 02/28/06 to be repurchased at $8,000,998 collateralized by $8,216,000 (Value $8,162,396) U.S. Treasury Note, 2.875%, due 11/30/06) 4.49%, 03/01/06	8,000	8,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,355,000)		16,355,000

SECURITIES LENDING (11.3%)
Investment in Securities Lending
Short Term Investment Portfolio held by Credit Suisse - First Boston, (Note 1.I)	76,948	76,947,850

TOTAL SECURITIES LENDING (Cost $76,947,850)		76,947,850

TOTAL INVESTMENT IN SECURITIES – 111.1% (Cost $614,426,869) (c)		756,295,260
OTHER ASSETS IN EXCESS OF LIABILITIES – (11.1%)		(75,503,689)

NET ASSETS – 100%		$680,791,571

(a)	Non-income producing securities.
(b)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer
(c)	Aggregate cost for Federal income tax purposes is $617,153,725. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$145,059,053
Excess of tax cost over value	$(5,913,574)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Limited Maturity Bond Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

	Par (000)	Value
AGENCY OBLIGATIONS (30.2%)
Federal Farm Credit Bank (1.0%)
Note
2.25%, 09/01/06	1,385	$1,367,688

Federal Home Loan Bank (3.4%)
Note
3.625%, 11/14/08 (b)	4,900	4,740,750

Freddie Mac (10.9%)
Mortgage Backed Securities
6.00%, 04/01/14	1,172	1,191,682
5.50%, 10/01/16	613	615,887
Notes
5.125%, 10/15/08	2,825	2,840,622
5.75%, 03/15/09 (b)	4,500	4,606,876
4.125%, 10/18/10	3,400	3,289,500
5.31%, 02/01/36	2,850	2,827,770

		15,372,337

Fannie Mae (13.1%)
Mortgage Backed Securities
6.50%, 11/01/13	500	513,341
6.00%, 04/01/14	186	189,728
6.50%, 04/01/14	873	896,414
6.00%, 01/01/17	1,065	1,086,160
5.50%, 10/01/17	1,084	1,090,056
Notes
5.50%, 05/02/06	800	801,000
4.20%, 03/24/08 (b)	2,500	2,462,500
4.00%, 09/02/08 (b)	3,500	3,416,875
6.625%, 09/15/09	3,300	3,481,368
3.875%, 02/15/10	4,700	4,529,159

		18,466,601

Government National Mortgage Association (1.8%)
Mortgage Backed Securities
6.00%, 06/15/13	360	369,809
6.00%, 07/15/13	531	545,457
6.50%, 06/15/14	141	145,811
6.50%, 11/15/15	146	151,049
5.50%, 09/15/16	533	539,830
5.50%, 10/15/16	46	46,089
6.00%, 04/15/17	498	511,392
4.50%, 11/15/17	164	161,068

		2,470,505

TOTAL AGENCY OBLIGATIONS (Cost $43,006,984)		42,417,881

DOMESTIC CORPORATE BONDS (45.7%)
Auto (1.1%)
Ford Motor Credit Co., 6.50%,	750	740,625
01/25/07 (b)
General Motors Acceptance Corp., 6.125%, 09/15/06 (b)	800	790,000

		1,530,625

Banking & Financial Services (21.9%)
American Express Credit, 3.00%, 05/16/08	3,000	2,872,499
CIT Group, Inc., 3.65%, 11/23/07	1,650	1,610,519
Citigroup, Inc., 3.625%, 02/09/09 (b)	2,000	1,917,500
Countrywide Home Credit, 5.50%, 08/01/06	2,000	2,005,000
General Electric Capital Corp., 5.00%, 06/15/07	1,000	998,750
Genworth Financial, Inc., 4.64%, 06/15/07 (a)	3,000	3,007,499
Household Finance Corp., 5.75%, 01/30/07	2,000	2,012,500
J.P. Morgan Chase & Co., 4.72%, 10/02/09 (a)	2,550	2,559,563
Lehman Brothers Holdings, 6.25%, 05/15/06	2,500	2,506,250
MBNA Corp., 6.25%, 01/17/07	2,000	2,020,000
Merrill Lynch, 4.125%, 01/15/09	2,500	2,437,500
Morgan Stanley Dean Witter, 4.725%, 01/18/08 (a)	2,000	2,002,500
Residential Capital Corp., 6.125%, 11/21/08	930	929,187
U.S. Central Credit Union, 2.75%, 05/30/08	1,000	952,500
Wells Fargo Co.,
4.52%, 03/10/08 (a)	1,100	1,101,375
4.59%, 09/15/09 (a)	1,800	1,804,070

		30,737,212

Building - Residential & Commercial (0.5%)
D.R. Horton, Inc., 8.00%, 02/01/09	650	693,063

Computers (1.8%)
IBM, 4.375%, 06/01/09	2,600	2,548,000

Entertainment (1.1%)
Time Warner, 6.125%, 04/15/06	1,500	1,501,414

Food & Beverage (2.5%)
Bottling Group LLC, 2.45%, 10/16/06	1,600	1,574,000
Pepsico, Inc., 3.20%, 05/15/07	2,000	1,960,000

		3,534,000

Health Care (0.7%)
United Health Group, Inc., 3.375%, 08/15/07	1,000	976,250

Hotels & Lodging (1.0%)
Park Place Entertainment Corp., 8.875%, 09/15/08	650	702,813
Starwood Hotels, 7.375%, 05/01/07	700	717,500

		1,420,313

Machinery & Equipment (3.4%)
Caterpiller Financial Services Corp., 4.875%, 06/15/07	2,500	2,489,772
John Deere Capital Corp.,
3.875%, 03/07/07	1,300	1,283,750
3.375%, 10/01/07	1,000	973,750

		4,747,272

Manufacturing (1.5%)
3M Employee Stock Ownership, 5.62%, 07/15/09, (c)	569	573,501
Masco Corp., 6.75%, 03/15/06	1,500	1,500,922

		2,074,423

Oil & Exploration (1.4%)
Conoco Funding, 5.45%, 10/15/06	1,500	1,501,875
Tesoro Petroleum Corp., (c)
6.25%, 11/01/12	400	402,000

		1,903,875

Pharmaceuticals (1.4%)
Bristol-Myer Squibb, 4.00%, 08/15/08	2,000	1,950,000

Retail Stores (4.0%)
Home Depot, Inc., 3.75%, 09/15/09	1,000	957,500
J.C. Penny & Co., Inc., 7.60%, 04/01/07	1,000	1,025,000
May Department Stores, 3.95%, 07/15/07	500	490,000
Target Corp., 3.375%, 03/01/08	3,250	3,144,375

		5,616,874

Telecommunications (1.1%)
AT&T Inc., 5.30%, 11/15/10 (b)	750	748,125
New York Telephone Co., 6.00%,	800	806,000

04/15/08
		1,554,125

Utilities - Electrical & Electronic (2.3%)
Public Service Co. of Colorado, 4.375%,	1,600	1,570,000
10/01/08
Virginia Electric Power Co., 5.75%,	1,700	1,701,080

03/31/06
		3,271,080

TOTAL DOMESTIC CORPORATE BONDS (Cost $64,981,826)		64,058,527

FOREIGN BONDS (5.3%)
Corporate Bonds (3.5%)
Cosan SA Industrial, 9.00%, 11/01/09 (c)	875	958,125
Gazprom OAO, 9.125%, 04/25/07	850	887,485
HSBC Holding, PLC,
7.50%, 07/15/09	1,500	1,600,050
Hutchison Whampoa Intl.,
5.45%, 11/24/10, (c)	1,500	1,501,875

		4,947,535

Sovereign Agency (2.9%)
Brazil de Republic, 9.25%, 10/22/10	350	402,938
Province of Ontario, 3.35%, 07/16/07 (b)	1,700	1,663,875
Republic of Italy, 3.75%, 12/14/07	2,000	1,957,500

		4,024,313

TOTAL FOREIGN BONDS (Cost $8,956,915)		8,971,848

U.S. TREASURY OBLIGATIONS (16.3%)
Notes
3.00%, 02/15/09 (b)	2,500	2,387,500
3.50%, 08/15/09 (b)	3,000	2,891,487
3.50%, 11/15/09 (b)	4,400	4,229,500
3.50%, 02/15/10	4,000	3,836,408
4.00%, 04/15/10 (b)	4,000	3,905,160
3.875%, 07/15/10 (b)	4,000	3,885,000
5.00%, 02/15/11	1,700	1,730,547

TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,290,615)		22,865,602

	Shares
INVESTMENT COMPANIES (0.6%)
Fifth Third Government Money Market	774,738	774,738

Institutional Fund
TOTAL INVESTMENT COMPANIES
(Cost $774,738)		774,738

	Par (000)
SECURITIES LENDING COLLATERAL (26.1%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note)	36,641	36,640,877

TOTAL SECURITIES LENDING COLLATERAL (Cost $36,640,877)		36,640,877

TOTAL INVESTMENT IN SECURITIES – 125.3% (Cost $177,651,955) (d)		175,729,473

OTHER LIABILITIES IN EXCESS OF ASSETS – (25.3)%		(35,461,177)

NET ASSETS – 100%		$140,268,296

(a)	The coupon rates shown on floating rate notes are the rates as of February 28, 2006.
(b)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer
(c)	Securities were purchased pursuant to Rule 144a of the Securities Act of 1933 and may not be resold subject that rule except to qualified institutional buyers.
(d)	Aggregate cost for Federal income tax purposes is $177,655,625. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$307,653
Excess of tax cost over value	$(2,230,135)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Low Duration Bond Fund

Schedule of Portfolio Investments

February 28, 2006

	Par (000)	Value
AGENCY OBLIGATIONS (33.8%)
Fannie Mae (16.8%)
Notes
2.625%, 01/19/07	200	196,087
4.25%, 09/15/07	200	198,111
2.50%, 06/15/08	200	189,773
4.00%, 09/02/08	150	146,495
3.375%, 12/15/08	250	240,193

		970,659

Federal Home Loan Bank (6.8%)
Notes
2.875%, 09/15/06	250	247,388
4.125%, 11/15/06	150	149,209

		396,597

Freddie Mac (10.2%)
Notes
4.875%, 03/15/07	200	199,880
3.25%, 02/25/08	200	193,594
5.125%, 10/15/08	200	201,108

		594,582

TOTAL AGENCY OBLIGATIONS (Cost $1,979,022)		1,961,838

DOMESTIC CORPORATE BONDS (35.3%)
Auto (3.1%)
Ford Motor Credit Co., 6.50%, 01/25/07	30	$29,641
General Motors Acceptance Corp., 6.125%, 09/15/06	30	29,641
Toyota Motor Credit Corp., 4.40%, 10/01/08	125	123,063

		182,345

Banking & Financial Services (22.0%)
American Express Credit, 3.00%, 05/16/08	125	119,663
CIT Group, Inc., 3.65%, 11/23/07	125	122,009
Countrywide Home Credit, 5.50%, 08/01/06	150	150,343
General Electric Capital Corp., 5.00%, 06/15/07	125	124,878
Genworth Financial, Inc. (a), 4.64%, 06/15/07	150	150,339
Merrill Lynch, 3.375%, 09/14/07	125	121,861
Morgan Stanley Dean Witter,
6.10%, 04/15/06	100	100,138
4.725%, 01/18/08 (a)	125	125,223
Residential Capital Corp., 6.125%, 11/21/08	40	39,965
Wells Fargo Co.,
6.875%, 04/01/06	100	100,167
4.52%, 03/10/08 (a)	120	120,127

		1,274,713

Building - Residential & Commercial (0.5%)
D.R. Horton, Inc., 8.00%, 02/01/09	25	26,645

Food & Beverage (2.5%)
Pepsico, Inc., 3.20%, 05/15/07	150	147,022

Hotels & Lodging (0.5%)
Starwood Hotels, 7.375%, 05/01/07	30	30,750

Machinery & Equipment (4.5%)
Caterpiller Financial Services Corp., 4.50%, 09/01/08	125	123,161
John Deere Capital Corp., 3.875%, 03/07/07	140	138,261

		261,422

Retail (2.2%)
Target Corp., 5.50%, 04/01/07	125	125,248

TOTAL DOMESTIC CORPORATE BONDS (Cost $2,071,155)		2,048,145

U.S. TREASURY OBLIGATIONS (22.4%)
U.S. Treasury Notes (22.4%)
Notes
3.25%, 08/15/07	100	97,984
3.00%, 11/15/07	245	238,291
3.00%, 02/15/08	250	242,266
2.625%, 05/15/08	300	287,298
3.125%, 09/15/08	275	264,999
3.00%, 02/15/09	175	167,084

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,313,868)		1,297,922

FOREIGN BONDS (6.0%)
Corporate Bonds (0.9%)
HSBC Holding, PLC., 7.50%, 07/15/09	50	53,335

Sovereign Agency (5.1%)
Province of Ontario, 3.35%, 07/16/07	150	146,780
Republic of Italy, 3.75%, 12/14/07	150	146,897

		293,677

TOTAL FOREIGN BONDS (Cost $353,289)		347,012

	Shares
INVESTMENT COMPANY (1.8%)
Fifth Third Government Money Market Institutional Fund	106,818	106,818

TOTAL INVESTMENT COMPANY (Cost $106,818)		106,818

TOTAL INVESTMENT IN SECURITIES – 99.3% (Cost $5,824,152) (b)		5,761,735

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		41,066

NET ASSETS – 100%		$5,802,801

(a)	The rates shown are as of February 28, 2006.
(b)	Aggregate cost for Federal income tax purposes is $5,837,425. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$1,667
Excess of tax cost over value	$(77,357)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Maryland Tax-Exempt Bond Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

	Par (000)	Value
MUNICIPAL BONDS (94.9%)
District of Columbia (2.6%)
Washington D.C., Metro Area, Transit Authority, RB, Refunding, INS: MBIA, 5.00%, 01/01/12	500	$536,750
Washington D.C., Metropolitan Transit Authority, Gross Revenue INS: MBIA, 5.00%, 07/01/10	300	317,172
Washington D.C., Metropolitan Transit Authority, RB, INS: FGIC, 6.00%, 07/01/09	600	647,484

		1,501,406

Maryland (86.8%)
Annapolis, GO, CPI, 5.00%, 11/01/16	440	460,931
Anne Arundel County, GO, 5.00%, 03/01/16	750	807,690
Anne Arundel County, GO, 5.25%, 03/01/18	1,000	1,089,940
Baltimore City, GO, INS: MBIA, 7.00%, 10/15/10	450	516,789
Baltimore City, RB, Waste Water Project, INS: MBIA 5.00%, 07/01/21	1,000	1,078,780
Baltimore City, RB, Waste Water Project, INS: FGIC, 5.90%, 07/01/13	1,000	1,138,639
5.00%, 07/01/22	1,000	1,099,239
Baltimore County, GO,
5.00%, 08/01/11	750	804,998
5.125%, 08/01/12	500	525,945
Baltimore City, Construction, Public Improvements, GO, INS: AMBAC 5.00%, 10/15/19	715	775,746
Baltimore City, GO , 35 Day Auction Rate, INS: FSA 3.20%, 10/15/20 (a)	1,000	1,000,000
Cecil County, GO, CPI, 5.00%, 08/01/09	655	682,883
Charles County, GO, 5.00%, 03/01/12	1,000	1,072,650
Frederick County, GO, Prerefunded 7/1/09 @ 101 5.25%, 07/01/12	250	266,170
Frederick County, GO, Public Facilities, 5.00%, 08/01/17	1,730	1,887,187
Harford County, GO, CPI, UT, 5.50%, 12/01/07	920	952,402

Harford County, GO, CPI, UT, Prerefunded 12/1/07 @ 102, 5.00%, 12/01/14	125	130,973

Howard County, GO, Construction Public Improvement, 5.00%, 08/15/09	1,000	1,052,320

Maryland Environmental Services—Cecil

County, RB, Landfill Project,

5.125%, 09/01/10 180 188,858 5.30%, 09/01/12	250	264,283

Maryland State Community Development, RB, Administration Department of Housing & Community Development, Infrastructure, INS: MBIA, 5.125%, 06/01/17	325	339,437

5.15%, 06/01/22	390	404,785

Maryland State Community Development RB, Administration Department of Housing & Community Development, Infrastructure 5.05%, 05/15/18	120	122,498

Maryland State Department of Transportation, RB, 5.00%, 12/15/11	1,000	1,072,990

Maryland State Economic Development Corp, RB, VRDB, U.S. Pharmacopeial INS: AMBAC, SPA: Bank of America 3.05%, 03/01/06, (a)	1,375	1,374,999

Maryland State Economic Development, \RB, Corporate Lease, Maryland Department of Transportation Headquarters, 5.00%, 06/01/15	450	482,297

Maryland State Economic Development, RB, Infrastructure, University of Maryland-College Park Project, INS: AMBAC, 5.375%, 07/01/14	500	538,130

Maryland State Health & Higher Education, RB, Peninsula Medical Center 5.00%, 07/01/19	500	534,075

Maryland State Health & Higher Education Facilities Authority, RB, VRDB, Pooled Loan Program, LOC: Bank One 2.95%, 03/01/06 (a)	500	500,000

Maryland State Health & Higher Educational Facilities Authority, College of Notre Dame, INS: MBIA, 5.30%, 10/01/18	460	523,526

Maryland State Health & Higher Educational Facilities Authority, John Hopkins University, RB, Refunding, 5.625%, 07/01/17	500	522,925

Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, RB, Prerefunded 07/01/09 @ 101, 6.00%, 07/01/39	500	544,030

Maryland State Health & Higher Educational Facilities Authority, RB, Board of Child Care, 5.50%, 07/01/13	1,650	1,782,280

Maryland State Health & Higher Educational Facilities Authority, RB, Board of Child Care, 5.375%, 07/01/32	500	533,750

Maryland State Health & Higher Educational Facilities Authority, RB, Goucher College, 5.375%, 07/01/25	500	538,350

Maryland State Health & Higher Educational Facilities Authority, RB, Helix Health Inc., INS: AMBAC, ETM,
5.125%, 07/01/11	600	644,574
5.125%, 07/01/12	555	600,527

Maryland State Health & Higher Educational Facilities Authority, RB, Johns Hopkins Hospital,
5.125%, 07/01/20	500	528,370
5.125%, 07/01/11	600	635,574

Maryland State Health & Higher Educational Facilities Authority, RB, Refunding, Johns Hopkins Hospital, 5.00%, 05/15/09	400	416,516

Maryland State Health & Higher Educational Facilities Authority, RB, Refunding, Johns Hopkins University,
5.00%, 07/01/11	500	533,385
5.25%, 07/01/16	750	795,855
5.25%, 07/01/17	500	529,985

Maryland State Health & Higher Educational Facilities Authority, Suburban Hospital, RB, 5.50%, 07/01/16	750	818,978

Maryland State Industrial Development, RB, IDA, American Center for Physics, SPA: American Institute of Physics, 5.25%, 12/15/14	500	537,565

Maryland State Industrial Development, RB, National Aquarium Baltimore, 5.50%, 11/01/17	750	821,595

Maryland State Stadium Authority, RB, Convention Center Expansion, INS: AMBAC, 5.75%, 12/15/08	335	338,765

Maryland State Stadium Authority, RB, Convention Center Expansion, INS: AMBAC, 5.80%, 12/15/09	535	541,029

Maryland State Stadium Authority, Sports Facility, RB, INS: AMBAC, 5.75%, 03/01/18	1,000	1,012,310

Montgomery County Economic Development, RB, VRDB, Georgetown Prep, LOC: Bank of America 3.19%, 03/01/06 (a)	500	500,000

Montgomery County Revenue Authority, RB, Olney Indoor Swim Project, 5.25%, 10/01/12	225	227,743

Montgomery County, RB, Economic Development Revenue, Trinity Health Care Group, 5.50%, 12/01/16	930	1,026,999

Montgomery County, RB, Housing Opportunity Community Housing, Multi-Family, Avalon Knoll, FNMA COLL, 5.70%, 07/01/10	150	153,747

New Baltimore School Board, RB, 5.125%, 11/01/14	455	482,305

Ocean City, GO, INS: FGIC, 5.00%, 03/01/09	450	470,075

Prince Georges County IDA, RB, Upper Marlboro Justice, INS: MBIA
5.00%, 06/30/17	500	536,040
5.00%, 06/30/19	710	761,177

Prince Georges County, RB, IDA, Hyattsville District Court Facility, 6.00%, 07/01/09	675	681,284

Queen Anne’s County, GO, INS: FGIC, 5.00%, 11/15/10	400	425,952

Saint Mary’s College, Academic Fees, RB, INS: AMBAC, Prerefunded 3/1/10 @ 100 5.55%, 09/01/30	500	542,645

Saint Mary’s County, GO, Prerefunded 10/1/09 @ 101, 5.50%, 10/01/14	1,000	1,076,910

Saint Mary’s County, GO, Refunding, St. Mary’s Hospital, 5.00%, 10/01/09	880	923,402

St. Mary’s College, RB, INS: AMBAC, 5.00%, 09/01/22	995	1,070,521

Talbot County, GO, 5.00%, 03/15/12	480	513,994

University of Maryland System, RB, Auxiliary Facilities & Tuition, Prerefunded 4/1/07 @ 101 5.125%, 04/01/13	400	411,216

Washington County, GO, INS: FGIC, 5.00%, 01/01/16	675	705,335

Washington County, GO, INS: FGIC, Prerefunded 1/1/10 @ 101 5.50%, 01/01/20	300	324,156

Washington Suburban Sanitary District, GO, VRDB, BAN, SPA: Bank of America, 3.10%, 03/01/06, (a)	500	500,000

Washington Suburban Sanitary District, GO
5.00%, 06/01/19	680	738,099
5.00%, 06/01/20	1,000	1,081,400

Washington Suburban Sanitary District, GO, General Construction, Prerefunded 6/1/10 @ 100 5.25%, 06/01/24	440	469,744

Wicomico County, GO, INS: FGIC, 5.00%, 02/01/15	755	783,086

Worcester County, GO, 5.20%, 08/01/08	515	523,848

		49,295,201

Puerto Rico (5.5%)
Children’s Trust Fund, RB, Puerto Rico Tobacco, Prerefunded 7/1/10 @ 100, 6.00%, 07/01/26	750	822,443

Puerto Rico Commonwealth, GO, Public Improvements, INS: MBIA 5.25%, 07/01/21	1,000	1,098,879

Puerto Rico Electric Power Authority, Power, RB, INS: MBIA	105	109,177
5.40%, 07/01/13
5.00%, 07/01/19	1,000	1,086,090

		3,116,589

Total MUNICIPAL BONDS (Cost $52,418,969)		53,913,196

	Shares
INVESTMENT COMPANIES (4.4%)
Black Rock Provident Institutional	1,240,185	1,240,185
Funds - MuniFund
Goldman Sachs Financial Square	1,284,036	1,284,036

Tax-Free Money Market Fund

Total INVESTMENT COMPANIES (Cost $2,524,221)		2,524,221

TOTAL INVESTMENT IN SECURITIES – 99.3% (Cost $54,943,190) (b)		56,437,417

OTHER ASSETS IN EXCESS OF LIABILITIES – .07%		411,091

NET ASSETS – 100%		$56,848,508

(a)	The rates shown are as of February 28, 2006.
(b)	Aggregate cost for Federal income tax purposes is $54,943,190. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$1,628,569
Excess of tax cost over value	$(134,342)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

National Tax-Exempt Bond Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

	Par(000)	Value
MUNICIPAL BONDS (97.1%)
Alabama (3.0%)
Auburn University, RB, General Fee Revenue, INS:MBIA, 5.50%, 06/01/13	1,000	$1,087,020

Jefferson County Sewer, RB, INS: FGIC, Prerefunded 08/01/12 @ 100, 5.00%, 02/01/32	2,000	2,151,860

		3,238,880

Alaska (1.8%)

Valdez Alaska Marine Terminal, RB,	1,000	1,000,000
VRDB, BP Pipelines, Inc. Project, 3.02%, 03/01/06 (a)	1,000	1,000,000

		2,000,000

Arkansas (2.0%)
University of Arkansas, RB, Fayetteville Campus, INS: FGIC, Prerefunded 12/1/10 @ 101 5.50%, 12/01/16	2,000	2,218,060

California (2.1%)
Los Angeles Unified School District, GO,INS: MBIA, 5.75%, 07/01/13	2,000	2,273,300

Colorado (6.5%)
Adams State College, RB, INS: MBIA, 5.25%, 05/15/24	1,000	1,092,440

Arapahoe County District No. 5, Cherry Creek, GO, INS: SAW, Prerefunded 12/15/09 @ 100, 6.00%, 12/15/13	1,000	1,087,440

Arapahoe County District No. 5, Cherry Creek, GO, INS: SAW, Prerefunded 12/15/09 @100, 5.50%, 12/15/12	1,750	1,872,272

Denver City and County, COP, INS: AMBAC, Prerefunded 12/1/10 @ 101 5.75%, 12/01/18	1,750	1,933,872

Denver City and County, GO, 6.00%, 10/01/10	1,000	1,102,650

		7,088,674

District of Columbia (2.2%)
District of Columbia, RB, Georgetown University, INS: MBIA, 35 Day Auction Rate Security, 3.23%, 04/25/34 (a)	2,400	2,400,000

Florida (3.9%)
Florida State, RB, Department of Environmental Protection, INS: AMBAC, 6.00%, 07/01/12	1,000	1,132,260

Lee County Transit Facilities Revenue, RB, INS: AMBAC, 5.50%, 10/01/14	1,000	1,091,520

Sarasota County Florida Public Hospital, RB, VRDB, INS: AMBAC, 3.05%, 03/01/06, (a)	2,000	2,000,000

		4,223,780

Georgia (5.8%)
Atlanta Airport, RB, INS: FGIC 5.75%, 01/01/14	2,000	2,174,300
Atlanta Airport, RB, INS: FGIC 5.875%, 01/01/16	1,760	1,919,210

Georgia State, GO, 6.00%, 07/01/12	2,000	2,197,380

		6,290,890

Illinois (1.3%)
Chicago, GO, INS: AMBAC, 6.25%, 01/01/13	1,000	1,149,950

Cicero, GO, INS: XLCA, 5.00%, 01/01/13	200	214,428

		1,364,378

Louisiana (3.3%)
Louisiana Public Facilities, RB, INS: FSA, 5.50%, 08/01/17	2,365	2,543,132

St. Charles Parish, RB, VRDB, PCRB, Shell Oil Company Project, 3.00%, 03/01/06, (a)	1,000	1,000,000

		3,543,132

Maryland (4.3%)
Charles County, GO, 5.00%, 03/01/12	1,115	1,196,005
Maryland State & Local Facilities, GO, GPI, 5.50%, 03/01/08	1,000	1,040,560

Maryland State Health & Higher Education, RB, Peninsula Medical Center 5.00%, 07/01/20	1,325	1,411,867

Washington Suburban Sanitary District, GO, 5.00%, 06/01/10	1,000	1,061,470

		4,709,902

Massachusetts (4.3%)
Massachusetts Bay Transportation Authority, 5.75%, 07/01/15	85	92,472

Massachusetts Bay Transportation Authority Prerefunded 07/01/2010 @ 100, 5.75%, 07/01/15	915	996,197

Massachusetts State, GO, Transit Improvements, Prerefunded 02/01/10 @ 101, 6.00%, 02/01/14	2,000	2,192,519

Pembroke, GO, INS: FGIC, 5.50%, 11/15/20	1,230	1,332,939

		4,614,127

Michigan (5.5%)
Detroit Sewer Disposal, RB, INS: MBIA, 5.00%, 07/01/12	1,000	1,076,200

Detroit, GO, INS: AMBAC, 5.20%, 05/01/07	1,500	1,529,895

Michigan State Board Authority, RB, Clean Water 5.25%, 10/01/18	2,000	2,170,960

Southfield Library, RB, INS: MBIA, 5.00%, 05/01/17	1,135	1,229,432

		6,006,487

Missouri (2.9%)
Missouri State Board of Public Buildings, RB, Special Obligation, 5.75%, 05/01/09	1,500	1,603,335

Missouri State Health & Educational Facilities, RB, VRDB, Cox Health Systems, INS: AMBAC, SPA: Bank of Nova Scotia, 3.05%, 06/01/22, (a)	1,500	1,500,000

		3,103,335

New Jersey (5.4%)
New Jersey Economic Development Authority, RB, VRDB, Water Facilities, INS: FGIC, SPA: Bank of New York 2.95%, 03/01/06 (a)	1,300	1,300,000

New Jersey Environmental Infrastructure,, 5.50%, 09/01/16	1,000	1,073,080

New Jersey State Transportation Authority, RB, 5.50%, 06/15/08	1,800	1,874,628

New Jersey Transportation Corp., RB, BAN, INS: AMBAC, 5.50%, 02/01/08	1,500	1,556,070

		5,803,778

New York (3.4%)
New York City Transitional Financial Authority, RB, VRDB, New York City Recovery, SPA:Bank of New York, 3.17%, 03/01/06, (a)	1,500	1,500,000

New York State Environmental Facility, RB, 6.00%, 06/15/18	1,775	1,911,977

New York State Environmental Facility, RB, Prerefunded 06/15/09 @ 100, 6.00%, 06/15/18	225	242,944

		3,654,921

North Carolina (2.0%)
Orange County North Carolina GO, 5.25%, 04/01/16	2,000	2,220,840

Ohio (1.0%)
Eaton School District, GO, INS: FGIC, 5.75%, 12/01/20	1,000	1,104,520

Oklahoma (2.9%)
Oklahoma City, GO, INS: FGIC, 5.00%, 03/01/14	2,980	3,184,905

Oregon (6.0%)
Oregon State Bond Bank, RB, INS: MBIA, 5.50%, 01/01/18	2,000	2,106,940

Portland Sewer System, RB, INS: FGIC, Prerefunded 08/01/10 @ 100, 5.75%, 08/01/18	2,000	2,180,680

Portland Urban Renewal, Tax Allocation, Oregon Conventional Center. INS: AMBAC, 6.00%, 06/15/13	2,000	2,212,720

		6,500,340

Pennsylvania (11.1%)
Allegheny County Higher Ed Building Authority, RB, VRDB, Carnegie-Mellon University, SPA: Landesbank Hessen-Thueringen Girozentrale 2.93%, 03/01/06 (a)	1,000	1,000,000

Allegheny County Sanitation Authority, RB, INS: MBIA, 5.75%, 12/01/13	1,150	1,264,471

Chester County, GO,, 5.50%, 11/15/15	2,235	2,429,131

Chester County, GO, Prerefunded 11/15/11 @ 100, 5.50%, 11/15/15	2,065	2,267,680

Mifflin County, GO, INS: FGIC, 5.625%, 09/01/28	2,000	2,172,240

Pennsylvania State Turnpike Revenue, RB, VRDB, SPA: Westdeutsche Landesbank, Bayerische Landesbank, Gironzentrale, Landesbank Baden, Wurtemburg, 2.93%, 03/01/06, (a)	1,500	1,500,000

Pennsylvania State, GO, 5.75%, 01/15/09	1,315	1,395,715

		12,029,237

Puerto Rico (2.9%)
Puerto Rico Commonwealth Highway & Transportation Authority, RB, INS: MBIA 5.50%, 07/01/13	2,780	3,106,011

Rhode Island (2.5%)
Rhode Island State, GO, INS: FGIC, Prerefunded 07/15/10 @ 101, 6.00%, 07/15/14	2,415	2,676,086

South Carolina (2.1%)
Columbia COPs, INS: AMBAC, 5.25%, 06/01/17	2,095	2,270,498

Texas (2.6%)
Texas Tech University, RB, INS: MBIA, 5.50%, 08/15/18	2,550	2,804,490

Virginia (6.3%)
Loudoun County Industrial Development Authority, RB, VRDB, Howard Hughes Medical Institute 2.98%, 03/01/06 (a)	2,000	2,000,000

Montgomery County IDA Lease, RB, INS: AMBAC, Prerefunded 01/15/11 @ 101, 6.00%, 01/15/17	1,000	1,117,470

Virginia GO,, 5.00%, 06/01/21	2,000	2,162,800

Virginia State Public Schools, RB, 5.50%, 08/01/08	1,500	1,569,795

		6,850,065

Total MUNICIPAL BONDS		105,280,636

INVESTMENT COMPANIES (2.2%)
Black Rock Provident Institutional Funds – MuniFund (a)	1,231,160	1,231,160

Goldman Sachs Financial Square Tax-Free Money Market Fund (a)	1,201,880	1,201,880

Total INVESTMENT COMPANIES		2,433,040

TOTAL INVESTMENT IN SECURITIES – 99.3% (Cost $105,481,346) (b)		107,713,676
OTHER ASSETS IN EXCESS OF LIABILITIES – .07%		746,202

NET ASSETS – 100%		$108,459,878

(a)	The rates shown are as of Feburary 28, 2005.
(b)	Aggregate cost for Federal income tax purposes is $105,481,346. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$2,400,483
Excess of tax cost over value	$(168,153)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Prime Money Market Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

	Par (000)	Value
AGENCY OBLIGATIONS (10.9%)
Fannie Mae (2.0%)
Floating Rate Note 4.37%, 12/22/06	8,500	$8,499,780
Note 3.25%, 06/28/06 (a)	10,000	9,958,103

		18,457,883

Federal Farm Credit Bank (1.1%)
Floating Rate Note 4.78%, 01/22/07 (a)	10,000	10,007,002

Federal Home Loan Bank (5.9%)
Floating Rate Notes
4.37%, 02/22/07 (a)	12,000	12,000,000
4.11%, 03/02/07 (a)	10,500	10,500,000
4.33%, 05/04/07 (a)	15,000	14,968,696
Notes
3.60%, 05/19/06 (a)	9,000	9,000,000
4.375%, 10/26/06 (a)	8,000	8,000,000

		54,468,696

Freddie Mac (1.9%)
Notes
4.75%, 01/22/07	9,250	9,250,000
4.80%, 02/20/07	8,250	8,250,000

		17,500,000

TOTAL AGENCY OBLIGATIONS (Cost $100,433,581)		100,433,581

CERTIFICATES OF DEPOSIT (13.5%)
Barclays Bank, 4.51%, 06/21/06, (a)	8,150	8,149,952
CIBC, 4.52%, 03/09/06	20,000	20,000,000
Royal Bank of Scotland, 3.78%, 03/06/06	16,000	15,999,548
Societe Generale, 4.54%, 03/28/06	16,000	16,000,000
4.51%, 04/13/06	17,000	17,000,100
Toronto, 4.59%, 05/01/06	19,000	19,000,000
Wells Fargo Bank, 4.50%, 03/27/06	28,000	28,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $124,149,600)		124,149,600

Commercial Paper (51.5%)

Asset Backed Securities (c) (23.4%)
Amsterdam Funding Corp. 4.51%, 03/09/06	13,000	12,986,971
Barton Capital, LLC. 4.38%, 03/07/06	18,250	18,236,678
Fairway Finance Corp. 4.57%, 04/10/06	18,000	17,908,600

Fountain Square, 4.60%, 05/01/06	18,000	17,859,700
Grampian Funding Ltd., 4.34%, 03/28/06	10,000	9,967,450
Grampian Funding, LLC. 4.525%, 04/26/06	17,000	16,880,339
Old Line Funding Corp., 4.45%, 03/07/06	25,000	24,981,457
Park Ave. Receivables, 4.38%, 03/06/06	15,000	14,990,875
Sheffield Receivable, 4.51%, 03/13/06	10,000	9,984,967
Steamboat Funding Corp. 4.52%, 03/10/06	8,000	7,990,960
Thames Asset Global, 4.44%, 03/14/06	17,250	17,222,343
Three Pillars Funding, 4.52%, 03/01/06	18,000	18,000,000

Windmill Funding Corp. 4.44%, 03/21/06	25,000	24,938,333

		211,948,672

Bank Holdings Companies (4.6%)
Citigroup, 4.56%, 04/10/06	26,000	25,868,266
JP Morgan Chase and Co. 4.49%, 03/08/06	16,250	16,235,813

		42,104,080

Broker/Dealer (5.6%)
Greenwich Capital, 4.53%, 08/07/06	16,250	16,250,000
UBS Finance Delaware, LLC., 4.55%, 03/01/06	35,000	35,000,000

		51,250,000

Financial Services (3.9%)
American Honda Finance, Inc. 4.41%, 03/06/06	10,000	9,993,875
Toyota Motor Credit Corp. 4.47%, 05/18/06	26,000	25,748,190
		35,742,065

Foreign Banks (10.8%)
Abbey National Treasury, 4.58%, 04/21/06	18,000	17,883,210
Barclays US Funding, LLC. 4.54%, 04/06/06	22,000	21,900,120
Deutsche Bank Financial, LLC. 4.57%, 05/08/06	18,000	17,844,620
Dexia Delaware, LLC. 4.50%, 03/08/06	26,000	25,977,250
HBOS Treasury Services, 4.44%, 05/02/06	15,000	14,880,521

		98,485,721

Utilities—Electric (3.3%)
General Electric Capital Corp., 4.49%, 03/10/06	30,000	29,966,325

TOTAL COMMERCIAL PAPER (Cost $469,496,864)		469,496,863

	Shares	Value
INVESTMENT COMPANIES (3.9%)
BlackRock Provident Institutional Funds- TempFund	2,290,223	2,290,223
Goldman Sachs Financial Square Prime Obligations Fund	4,652,590	4,652,590
Merrill Lynch Premier Institutional Fund	406,975	406,975
Morgan Stanley Liquidity Prime Fund	29,433,045	29,433,045

TOTAL INVESTMENT COMPANIES (Cost $36,782,833)		36,782,833

	Par (000)	Value
REPURCHASE AGREEMENT (19.8%)
Banc of America Securities, LLC (Agreement dated 02/28/06 to be repurchased at $36,004,480 collateralized by $32,900,000 (Value $36,493,227) TIPS, 2.375%, due 01/15/25) 4.48%, 03/01/06	36,000	36,000,000
JP Morgan Securities, (Agreement dated 02/28/06 to be repurchased at $36,004,460 collateralized by $35,512,000 (Value $36,531,729) U.S. Treasury Notes, 4.625%, due 05/15/06) 4.46%, 03/01/06	36,000	36,000,000
Morgan Stanley Securities, Inc. (Agreement dated 02/28/06 to be repurchased at $36,004,470 collateralized by $34,430,000 (Value $36,787,321) U.S. Treasury Notes, 6.50%, due 02/15/10) 4.47%, 03/01/06	36,000	36,000,000
UBS (Agreement dated 02/28/06 to be repurchased at $36,004,480 collateralized by $36,831,000 (Value $36,727,699) U.S. Treasury Bills, 4.20%, due 03/26/06) 4.48%, 03/01/06	36,000	36,000,000
Wachovia Securities, Inc. (Agreement dated 02/28/06 to be repurchased at $10,880,357 collateralized by $16,300,000 (Value $11,142,563) STRIPS, 4.77%, due 05/15/14) 4.49%, 03/01/06	10,879	10,879,000
Wachovia Securities, Inc. (Agreement dated 02/28/06 to be repurchased at $26,124,258 collateralized by $27,361,000 (Value $26,725,088) U.S. Treasury Notes, 4.00%, due 11/15/12) 4.49%, 03/01/06	26,121	26,121,000

TOTAL REPURCHASE AGREEMENT (Cost $181,000,000)		181,000,000

SECURITIES LENDING COLLATERAL 2.6%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note 1.I),	27,844	27,843,751

TOTAL SECURITIES LENDING COLLATERAL (Cost $27,843,751)		27,843,751

TOTAL INVESTMENT IN SECURITIES – 102.9% (Cost $939,706,628) (b)		939,706,628

OTHER ASSETS IN EXCESS OF LIABILITIES – (2.9)%		(26,279,642)

NET ASSETS – 100%		$913,426,986

(a)	The rates shown are as of February 28, 2006.
(b)	Aggregate cost for Federal income tax purposes.
(c)	Securities were purchased pursuant to Rule 144a of the Securities Act of 1933 and many not be resold subject to that rule except to qualified institutional buyers.

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Tax-Exempt Limited Maturity Bond Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

	Par (000)	Value
MUNICIPAL BONDS (96.3%)

Alaska (1.1%)
Valdez Alaska Marine Terminal, RB, VRDB, BP Pipelines, Inc. Project, 3.00%, 06/01/37, (a)	1,000	1,000,000

Arizona (2.8%)
Arizona School Facilities Board, RB, 5.50%, Prerefunded 07/01/11 @ 100 07/01/12	1,395	1,523,800

University of Arizona, RB, INS: FSA, 5.25%, 06/01/09	1,050	1,107,152

		2,630,952

Arkansas (2.5%)
Arkansas State, 5.50%, 08/01/08	2,250	2,354,175

Colorado (2.3%)
Arapahoe County School District No. 5, GO, SAW, Cherry Creek, 5.25%, 12/15/07	1,000	1,030,820

Regional Transportation District, RB, Sales Tax Revenue, INS: AMBAC, 5.25%, 11/01/11	1,000	1,084,310

		2,115,130

Connecticut (6.9%)
Connecticut State Split Tax Obligation, RB, INS: FGIC 5.25%, 10/01/08	1,700	1,775,667

Connecticut State, GO, Refunding, 5.25%, 12/15/07	1,800	1,856,430

Connecticut State, GO, VRDB, SPA: Landesbank Hessen-Thuringen Girozentrale, 3.17%, 02/15/21, (a)	2,800	2,800,000

		6,432,097

District of Columbia (2.2%)
District of Columbia, George Washington University, RB, INS: MBIA, 5.50%, 09/15/07	2,000	2,058,580

Florida (12.3%)
Brevard County, Health Facilities Authority, INS: MBIA, 5.625%, 10/01/14	2,550	2,604,009

Canaveral Port Authority, RB, INS: FGIC, 5.70%, 06/01/13	280	287,146

Dade County School District GO, INS: AMBAC, 5.25%, 07/15/08	2,500	2,604,349

Florida State Div Bond Financial Dept. General Services, RB, INS: FSA 5.25%, 07/01/13	1,810	1,896,409

Sarasota County Florida Public Hospital, RB, VRDB, INS: AMBAC, 3.05%, 07/01/37, (a)	1,500	1,500,000

St. Lucie County, RB, INS: MBIA, 5.50%, 04/01/10	1,000	1,054,810

Tampa Water & Sewer, RB, INS: FSA 5.00%, 10/01/11	1,530	1,638,125

		11,584,848

Georgia (0.1%)
Georgia State, GO, 5.50%, 08/01/06	60	60,544

Illinois (1.8%)
University of Illinois, COP, MBIA, Utility Infrastructure Projects, 5.75%, 08/15/08	1,605	1,688,283

Kentucky (1.2%)
Kentucky State Turnpike Authority, RB, Revitalization, INS:FSA, 5.50%, 07/01/10	1,000	1,080,460

Maryland (3.9%)
Baltimore City, GO, INS: FSA, 35 Day (a) Auction Rate Security, 3.20%, 10/15/22	2,000	2,000,000

Maryland State Health & Higher (a) Education, RB, Johns Hopkins Hospital, 5.00%, 05/15/10	500	526,835

Prince Georges County, GO, CPI, INS: FSA, 5.50%, 05/15/09	1,000	1,062,490

		3,589,325

Massachusetts (6.0%)
Massachusetts, GO, 5.375%, 08/01/08	1,500	1,562,670
Massachusetts, GO, Escrowed to Maturity, 6.50%, 08/01/08	1,800	1,911,762

Massachusetts, GO, Prerefunded 04/01/08 @ 101, 5.00%, 04/01/15	2,000	2,075,320

		5,549,752

Michigan (2.5%)
Michigan Municipal Bond Authority, RB, Drinking Water, 5.25%, 10/01/08	1,145	1,196,250

Michigan State Building Authority, RB, 5.25%, 10/15/13	1,030	1,089,256

		2,285,506

Missouri (1.6%)
Missouri State Health & Educational Facilities, RB, VRDB, Cox Health Systems, INS: AMBAC, SPA: Bank of Nova Scotia, 3.05%, 06/01/22, (a)	1,500	1,500,000

New Jersey (11.3%)
New Jersey Economic Development (a) Authority, RB, VRDB, Water Facilities, INS: AMBAC, SPA: Bank of New York 2.95%, 11/01/26	1,000	1,000,000

New Jersey Economic Development, RB, INS: AMBAC, 5.00%, 09/15/11	1,120	1,195,701

New Jersey Economic Development, RB, INS: MBIA, 5.00%, 07/01/09	2,000	2,096,580

New Jersey Educational Facility Authority, RB, Refunding, Seton Hall University, INS: AMBAC, 5.25%, 07/01/07	1,000	1,023,510

New Jersey State Educational Facility Authority, RB, Princeton University, 4.75%, 07/01/07	1,410	1,433,533

New Jersey State Transportation, RB, 5.00%, 06/15/08	2,000	2,064,740

New Jersey State Transportation, RB, ETM, INS: MBIA, 6.50%, 06/15/10	1,500	1,676,190

		10,490,254

New York (6.2%)
New York City GO,

5.00%, 08/01/10	2,000	2,108,200
5.00%, 08/01/11	1,000	1,061,680

New York State Thruway, RB, INS: MBIA, 5.25%, 04/01/09	2,500	2,630,275

		5,800,155

North Carolina (4.9%)
North Carolina State, GO, VRDB, SPA: Landesbank Hessen-Thueringen Girozentrale 3.15%, (a) 05/01/21	1,900	1,900,000

University of North Carolina, RB, 5.00%, 12/01/11,	1,250	1,342,025

Wake County, Independent Facility and (a) Pollution Control - Carolina Power & Light, RB, INS: AMBAC, 35 Day Auction Rate Security, 3.10%, 10/01/22	1,275	1,275,000

		4,517,025

Ohio (6.2%)
Columbus, GO, 5.50%, 07/01/08	2,000	2,090,400
Ohio State Capital Facilities, 5.00%, 09/15/07	1,000	1,022,640

State Building Authority, Adult Correctional Facility, Series A, RB, INS: FSA, 5.50%, 10/01/08	2,500	2,624,050

		5,737,090

Oregon (2.1%)
Oregon State Department of Administrative Services, RB, INS: FSA, 5.00%, 09/01/10	1,835	1,947,761

Pennsylvania (3.1%)
Harrisburg Authority School Revenue, GO, INS: FGIC, 5.00%, 04/01/10	1,250	1,322,588

Pennsylvania State Higher Eductation, RB, INS: MBIA, Prerefunded 06/01/10 @ 100, 5.50%, 06/01/18	1,430	1,540,639

		2,863,227

South Carolina (1.8%)
Richland County School District, GO, INS: FSA, 5.00%, 03/01/09	1,595	1,668,466

Tennessee (2.2%)
Shelby County, GO,

5.50%, 08/01/08	1,000	1,045,830
5.00%, 04/01/09	1,000	1,043,080

		2,088,910

Texas (2.8%)
Corpus Christi Texas Independent School District, 5.00%, 08/15/11	740	758,988

Texas State Public Finance Authority, GO, 5.25%, 10/01/08	1,800	1,876,050

		2,635,038

Virginia (5.2%)
Northern Virginia Tranportation District RB, INS: FSA, 5.375%, 07/01/14	1,000	1,058,340

Prince William County Lease Partnership, COP, INS: MBIA, 5.50%, 12/01/10	550	562,210

Virginia State Public School Authority, RB, 5.00%, 08/01/09	1,000	1,048,130

Virginia State, GO, RB, 5.00%, 06/01/13	2,000	2,175,720

		4,844,400

Washington (2.2%)
Washington State Public Power Supply, RB, INS: MBIA, 6.00%, 07/01/07	2,020	2,085,387

West Virginia (1.1%)
School Building Authority, RB, Capital Improvement, AMBAC, 5.50%, 07/01/11	1,000	1,045,180

Total MUNICIPAL BONDS (Cost $90,075,669)		89,652,545

INVESTMENT COMPANIES (2.8%)	Shares
Black Rock Provident Institutional Funds - MuniFund	1,321,115	1,321,115

Goldman Sachs Financial Square Tax-Free Money Market Fund	1,268,161	1,268,161

Total INVESTMENT COMPANIES (Cost $2,589,276)		2,589,276

TOTAL INVESTMENT IN SECURITIES – 99.1% (Cost $92,664,945) (b)		92,241,821

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		809,588

NET ASSETS – 100%		$93,051,409

(a)	The rates shown are as of February 28, 2006.
(b)	Aggregate cost for Federal income tax purposes is $92,664,945. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$445,060
Excess of tax cost over value	$(868,184)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Tax-Exempt Money Market Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

	Par (000)	Value
MUNICIPAL BONDS (97.9%)

Alaska (1.9%)
Valdez Alaska Marine Terminal, RB, VRDB, BP Pipelines, Inc. Project, 3.00%, 03/01/06, (a)	3,500	$3,500,000

Arizona (3.2%)
Salt River Agriculture Improvement & Power Distribution, RB, TECP, Salt River Project, LIQ: Wells Fargo, Marshall & Isley, Bank One, Morgan Guaranty, Bank of New York, Bank of America 3.12%, 04/05/06	6,000	6,000,000

California (10.0%)
California Department of Water & Power Resources and Power Supply, RB, VRDB, LOC: Dexia Credit Local, 3.14%, 03/01/06, (a)	2,000	2,000,000

California St. Dept. Water Reserve Power Supply RB, VRDB, LOC: Citibank, N.A. 3.03%, 03/01/06 (a)	3,000	3,000,000

California State Economic Recovery, RB, VRDB, LOC: Citibank, N.A. 2.86%, 03/01/06 (a)	3,000	3,000,000

City of Fremont, COP, VRDB, Maintenance Center & Fire Project, INS: AMBAC, SPA: Dexia Credit Local, 3.15%, 03/02/06, (a)	6,515	6,515,000

Orange County Transportation Authority Toll Road, RB, VRDB, INS: AMBAC, SPA: JP Morgan, Dexia Credit Local, 3.15%, 03/02/06, (a)	4,000	4,000,000

		18,515,000

Connecticut (1.3%)
Connecticut State, GO, VRDB, SPA: Bayerische Landesbank, 3.18%, 03/02/06, (a)	1,000	1,000,000

Connecticut State, GO, VRDB, SPA: Landesbank Hessen-Thuringen Girozentrale, 3.17%, 03/02/06	1,500	1,500,000

		2,500,000

District of Columbia (2.7%)
District of Columbia, RB, VRDB, George Washington University, INS: MBIA, SPA: Bank of America, 3.21%, 03/01/06	5,000	5,000,000

Florida (6.4%)
Jacksonville Electric Authority, RB, TECP, SPA: Dexia Credit Local 3.10%, 04/05/06	4,000	4,000,000
Sarasota County Florida Public Hospital, RB, VRDB, INS: AMBAC, 3.05%, 03/01/06	7,920	7,920,000

		11,920,000

Illinois (1.7%)
Cook County Community Construction, GO, VRDB, Schaumburg Township, SPA: Heleba, 3.19%, 03/01/06, (a)	1,000	1,000,000

Illinois Health Facilities Authority, RB, VRDB, Rush Presbyterian— St. Lukes Medical Center, LIQ: Northern Trust, 3.22%, 03/01/06, (a)	410	410,000

Illinois Health Facilities Authority, RB, VRDB, St. Lukes Medical Center, INS: MBIA, SPA: Bank One, 3.22%, 03/01/06, (a)	1,800	1,800,000

		3,210,000

Louisiana (1.6%)
St. Charles Parish, RB, VRDB, PCRB, Shell Oil Company Project, 3.00%, 03/01/06, (a)	3,050	3,050,000

Maryland (9.1%)
City of Baltimore IDA, RB, VRDB, Capital Acquisition, LOC: Bayerische Landesbank, 3.20%, 03/01/06, (a)	2,000	2,000,000

Maryland Health & Higher Education, RB, TECP, Johns Hopkins University, 3.10%, 03/08/06	2,500	2,500,000

Maryland State Economic Development Corp., RB, U.S. Pharmacopeial, INS: AMBAC, SPA: Bank of America 3.05%, 03/01/06, (a)	4,350	4,350,000

University Systems of Maryland, RB, Prerefunded 4/1/06 @ 101, 5.60%, 04/01/13	2,500	2,530,159

University Systems of Maryland, COP, VRDB, College Park Business School, LOC: Bank of America, 3.23%, 03/02/06, (a)	4,500	4,500,000

Washington Suburban District, GO, VRDB, BAN, SPA: Bank of America, 3.10%, 06/01/23, (a)	870	870,000

		16,750,159

Massachusetts (4.0%)
Massachusetts State Water Revenue Authority, RB, TECP, LIQ:

Bayerische Landesbank Gironzentrale, 3.05%, 04/06/06, (a)	4,000	4,000,000

Massachusetts State Water Revenue Authority, RB, VRDB, INS: AMBAC SPA: Dexia Credit Local, Bank of Nova Scotia 3.17%, 03/01/06, (a)	1,500	1,500,000

Massachusetts State, GO, VRDB, SPA: State Street Bank and Trust, 3.20%, 03/02/06, (a)	2,000	2,000,000

		7,500,000

Michigan (1.1%)
University of Michigan, RB, VRDB, University Hospital, 3.16%, 03/01/06, (a)	2,000	2,000,000

Minnesota (6.1%)
Minneapolis, RB, VRDB, University Gateway Project, SPA: Wells Fargo Bank, 3.10%, 12/01/27, (a)	6,000	6,000,000

Rochester Minnesota Health Facilities 92A Mayo Foundation, RB, TECP 3.18%, 04/13/06	2,400	2,400,000

Rochester Minnesota Health Facilities Mayo Foundation 92B, Rb, TECP 3.18%, 04/13/06	3,000	3,000,000

		11,400,000

Missouri (2.9%)
Missouri State Health & Educational Facilities, RB, VRDB, Cox Health Systems, INS: AMBAC, SPA: Bank of Nova Scotia, 3.05%, 03/01/06, (a)	3,950	3,950,000

Missouri State Health & Educational Facilities, RB, VRDB, Washington University Project, SPA: Morgan Guaranty Trust,

3.21%, 03/01/06, (a)	550	550,000
3.21%, 03/01/06, (a)	940	940,000

		5,440,000

New Hampshire (0.8%)
New Hampshire Health & Higher Education, Dartmouth College, RB, VRDB, SPA: JP Morgan, 3.17%, 03/01/06, (a)	1,500	1,500,000

New Jersey (1.2%)
New Jersey State Tax & Revenue, RB, 4.00%, 06/23/06, (a)	2,300	2,307,080

New York (8.7%)
Long Island Power Authority, RB, VRDB, INS:MBIA, SPA: Credit Suisse First Boston, 3.17%, 03/01/06, (a)	1,315	1,315,000

New York City Municipal Water Finance Authority, Water & Sewer System, RB, VRDB, INS: FGIC, SPA:FGIC, 2.98%, 03/01/06, (a)	1,900	1,900,000

New York City Transitional Financial Authority, RB, VRDB, New York City Recovery, SPA:Bank of New York, 3.17%, 03/01/06, (a)	2,375	2,375,000

New York City, GO, VRDB, LOC: JP Morgan, 3.15%, 03/01/06, (a)	4,100	4,100,000

New York Environmental Facilities Corp, RB, TECP 3.03%, 03/07/06	6,500	6,500,000

		16,190,000

North Carolina (5.9%)
City of Durham, COP, VRDB, SPA: Wachovia Bank of North Carolina, 3.20%, 03/02/06, (a)	500	500,000

North Carolina Educational Facilities, Financial Agency Revenue, RB, VRDB, Duke University Project, 3.14%, 03/02/06, (a)	5,420	5,420,000

University of North Carolina, RB, VRDB, 3.17%, 03/01/06, (a)	3,800	3,800,000

Winston Salem Community Treatment Facilities Partnership, COP, SPA: Dexia Credit Local, 3.19%, 03/02/06, (a)	1,200	1,200,000

		10,920,000

Oregon (1.4%)
Oregon State, GO, VRDB, SPA: Morgan Guaranty Trust, 3.16%, 03/01/06, (a)	2,600	2,600,000

Pennsylvania (4.4%)
Delaware County IDA, RB, VRDB, General Electric,

3.19%, 03/01/06, (a)	2,200	2,200,000
3.19%, 03/01/06, (a)	1,000	1,000,000

Pennsylvania State Turnpike Revenue, RB, VRDB, SPA: Westdeutsche Landesbank, Bayerische Landesbank, Gironzentrale, Landesbank Baden, Wurtemburg, 2.93%, 03/01/06, (a)	2,900	2,900,000

Pennsylvania State University, RB, VRDB, SPA: Westdeutsche Landesbank, 3.18%, 03/01/06, (a)	2,000	2,000,000

		8,100,000

South Carolina (1.6%)
South Carolina Public Service RB, TECP, LIQ: Dexia Credit Local 3.05%, 03/09/06	3,000	3,000,000

Texas (7.5%)
Dallas Area Rapid Transit, RB, TECP, LIQ: Westdeutsche Landesbank, State Street 3.18%, 05/11/06	6,200	6,200,000

Red River Educational Finance Corporation, RB, VRDB, Texas Christian University Project, 3.17%, 03/01/06, (a)	3,100	3,100,000

San Antonio Gas & Electric, RB, TECP, LIQ: Bank of America, State Street 3.05%, 03/08/06	2,200	2,200,000

Texas State Tax & Revenue, GO, 4.50%, 08/31/06	2,500	2,518,777

		14,018,777

Utah (6.8%)
Intermountain Power Agency, RB, TECP, INS: AMBAC, SPA: Morgan Guaranty, Bank of Nova Scotia

3.20%, 05/16/06	4,000	4,000,000
3.20%, 05/16/06	2,000	2,000,000

Intermountain Power Agency, RB, INS: AMBAC, SPA: Landesbank Hessen Thuringen, 2.73%, 07/01/18	1,900	1,900,000

Salt Lake County, RB, VRDB, PCRB, Service Station Holdings Project, BP Amoco, 3.00%, 03/01/06, (a)	4,700	4,700,000

		12,600,000

Virginia (7.6%)
IDA of Hampton, RB, TECP, Sentara Health System, LIQ: Wachovia Bank 3.15%, 03/09/06	3,000	3,000,000

Loudoun County IDA, RB, VRDB, Howard Hughes Medical Institute,

3.17%, 03/01/06, (a)	4,155	4,155,000
2.98%, 03/01/06, (a)	3,900	3,900,000

Peninsula Port Authority of Virginia, RB, TECP, LIQ: U.S. Bank 3.20%, 05/16/06	3,160	3,160,000

		14,215,000

TOTAL MUNICIPAL BONDS (Cost $182,236,016)		182,236,016

	Shares	Value
INVESTMENT COMPANIES (2.1%)
Black Rock Provident Institutional Funds - MuniFund	1,068,140	1,068,140

Goldman Sachs Financial Square Tax-Free Money Market Fund	2,873,511	2,873,511

TOTAL INVESTMENT COMPANIES (Cost $3,941,651)		3,941,651

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $186,177,667) (b)		186,177,667

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		218,170

NET ASSETS – 100%		$186,395,837

(a)	The rates shown are as of February 28, 2006 and the maturity dates shown are shorter of (i) the next interest readjustment or (ii) the date on which the principal amount can be recovered through demand.
(b)	Aggregate cost for Federal income tax purposes.

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Total Return Bond Fund

Schedule of Portfolio Investments

February 28, 2006

(Unaudited)

	Par (000)	Value
AGENCY OBLIGATIONS (54.3%)
Federal Farm Credit Bank (2.5%)
Notes 4.875%, 12/16/15	3,650	$3,645,438

Federal Home Loan Bank (1.7%)

Notes 4.25%, 04/16/07	2,500	2,481,250

Freddie Mac (32.5%)
Mortgage Backed Securities
4.50%, 11/01/18	2,983	2,895,293
5.00%, 11/01/18-10/01/34	11,360	11,185,199
5.50%, 10/01/18-01/01/35	9,172	9,165,354
6.00%, 12/01/33-12/01/35	8,164	8,250,733
7.00%, 11/01/27-04/01/32	700	724,495
7.50%, 07/01/26-09/01/30	14	14,447
8.00%, 10/01/29-05/01/31	23	23,640
Notes
4.00%, 06/12/13	2,000	1,882,500
4.375%, 07/17/15	2,150	2,066,688
5.30%, 05/12/20	1,000	975,229
5.31%, 02/01/36	2,865	2,842,653
5.50%, 09/15/11	2,000	2,055,000
5.875%, 03/21/11	2,750	2,842,813
6.875%, 09/15/10	1,750	1,887,813

		46,811,857

Fannie Mae (16.5%)
Mortgage Backed Securities
5.00%, 10/01/19	1,967	1,942,565
5.50%, 10/01/18-04/01/34	12,325	12,287,118
6.00%, 01/01/09-06/01/17	626	637,568
6.50%, 03/01/17-10/01/32	2,640	2,711,633
7.00%, 04/01/11-07/01/31	441	456,058
7.50%, 10/01/07-08/01/31	263	277,763
8.00%, 09/01/26-10/01/27	81	86,270
Notes
4.20%, 03/24/08	2,750	2,708,749
4.625%, 05/01/13	1,800	1,737,000
6.00%, 05/15/08	1,000	1,022,990

		23,867,714

Government National Mortgage Association (1.1%)
Mortgage Backed Securities
6.50%, 02/15/26-04/15/32	513	536,264
7.00%, 02/15/12-04/15/28	600	625,978
7.50%, 10/15/29-01/15/32	54	56,825
8.00%, 05/15/17-09/15/27	108	115,335
8.50%, 08/15/27	18	18,996
9.00%, 05/15/16-09/15/21	156	172,120
10.00%, 05/15/19	9	10,006

		1,535,524

TOTAL AGENCY OBLIGATIONS (Cost $79,570,456)		78,341,783

ASSET BACKED SECURITIES (0.9%)
J.P. Morgan Chase Commercial Mortgage Securities, 4.92%, 10/15/42	1,375	1,336,636

TOTAL ASSET BACKED SECURITIES (Cost $1,352,549)		1,336,636

DOMESTIC CORPORATE BONDS (23.8%)
Auto (1.0%)
Ford Motor Credit Co.,
6.50%, 1/25/07	700	691,250
General Motors Acceptance Corp.,
6.125%, 09/15/06	725	715,938

		1,407,188

Banking & Financial Services (11.1%)
Bear Sterns,
7.625%, 12/07/09	2,000	2,164,999
Citigroup, Inc.,
3.50%, 02/01/08	1,250	1,215,291
Countrywide Home Loan (a),
4.97%, 08/25/06	1,200	1,201,500
General Electric Capital Corp.,
6.75%, 03/15/32	1,300	1,525,875
Goldman Sachs Group, Inc.,
5.125%, 01/15/15	500	489,375
Household Finance Corp.,
5.75%, 01/30/07	500	503,125
J.P. Morgan Chase & Co. (a),(b),
4.72%, 10/02/09	1,325	1,329,969
MBNA Corp.,
5.00%, 05/04/10	850	844,222
6.25%, 01/17/07	1,250	1,262,500
Morgan Stanley Dean Witter (a),
4.725%, 01/18/08	2,000	2,002,499
Residential Capital Corp.,
6.375%, 06/30/10	900	910,125
Tesoro Petroleum Corp.,
6.25%, 11/01/12	670	673,350
Wells Fargo Co.,
4.52%, 03/10/08, (a)	835	836,044
4.59%, 09/15/09, (a)	1,175	1,177,657

		16,136,531

Building - Residential & Commercial (0.5%)
D.R. Horton, Inc.,
8.00%, 02/01/09	675	719,719

Computers (1.5%)
IBM,
4.375%, 06/01/09	700	686,000
7.00%, 10/30/25	1,250	1,465,947

		2,151,947

Consumer Goods (1.0%)
Proctor & Gamble Co.,
5.80%, 08/15/34	1,350	1,422,563

Diversified Manufacturing (1.0%)
General Electric Company,
5.00%, 02/01/13	1,400	1,387,569

Entertainment (0.5%)
Time Warner,
6.125%, 04/15/06	650	650,613

Hotels & Lodging (0.9%)
Park Place Entertainment Corp.,
8.875%, 09/15/08	600	648,750
Starwood Hotels,
7.375%, 05/01/07	700	717,500

		1,366,250

Office Machines (0.9%)
Pitney Bowes, Inc.,
4.875%, 08/15/14	1,350	1,304,438

Retail (2.2%)
J.C. Penny & Co., Inc.,
7.60%, 04/01/07	700	717,500
LOWE’S Companies, Inc.,
5.00%, 10/15/15	1,350	1,338,613
WAL-MART Stores Inc,
5.25%, 09/01/35	1,175	1,136,525

		3,192,638

Technology (0.5%)
United Technologies Corp.,
4.375%, 05/01/10	735	717,544

Telecommunications (2.3%)
SBC Communications,
5.30%, 11/15/10	1,875	1,870,312
Verizon New Jersey, Inc.,
5.875%, 01/17/12	1,400	1,412,250

		3,282,562

Utilities - Electrical & Electronic (0.4%)
Public Service Co. of Colorado,
4.375%, 10/01/08	650	637,813

TOTAL DOMESTIC CORPORATE BONDS (Cost $34,494,749)		34,377,375

FOREIGN BONDS (4.2%)
Corporate Bonds (2.6%)
Cia Brasileira DE Bebida,
8.75%, 09/15/13	700	823,375
Cosan SA Industrial (c),
9.00%, 11/01/09	725	793,875
Gazprom OAO,
9.125%, 04/25/07	650	678,665
Hutchison Whampoa Intl. (c),
5.45%, 11/24/10	900	901,125
Innova S DE R.L,
9.375%, 09/19/13	500	557,500

		3,754,540

Sovereign Agency (1.6%)
Brazil de Republic (b),
9.25%, 10/22/10	725	834,656
Republic of Italy,
3.75%, 12/14/07	1,500	1,468,125

		2,302,781

TOTAL FOREIGN BONDS (Cost $5,734,220)		6,057,321

U.S. TREASURY OBLIGATIONS (15.8%)
U.S. Treasury Notes (15.8%)
Notes
3.875%, 07/15/10	2,325	2,258,156
4.00%, 02/15/15	4,450	4,260,875
4.25%, 08/15/14	1,250	1,218,750
4.375%, 12/15/10	2,000	1,980,000
4.50%, 11/15/15	2,250	2,235,938
4.50%, 02/15/09	2,000	1,992,500
6.00%, 08/15/09	2,725	2,842,611
6.75%, 08/15/26	4,750	6,028,225

TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,510,952)		22,817,055

SECURITIES LENDING COLLATERAL (13.8%)
Investment in Securities Lending
Short Term Investment Portfolio held by Credit Suisse - First
Boston (Note1.I)	19,880	19,879,896

TOTAL SECURITIES LENDING COLLATERAL (Cost $19,879,896)		19,879,896

	Shares
INVESTMENT COMPANY (0.4%)
Fifth Third Government Money
Market Institutional Fund	604,047	604,047

TOTAL INVESTMENT COMPANY (Cost $604,047)		604,047

TOTAL INVESTMENT IN SECURITIES – 113.2% (Cost $164,146,868)(d)		163,414,113

OTHER ASSETS IN EXCESS OF LIABILITIES – (13.2)%		(19,113,482)

NET ASSETS – 100%		$144,300,631

(a)	The rates shown are as of February 28, 2006
(b)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer
(c)	Securities were purchased pursuant to Rule 144a of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(d)	Aggregate cost for Federal income tax purposes is $164,179,430. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$1,211,830
Excess of tax cost over value	$(1,977,147)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

INVESTMENT ABBREVIATIONS

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corp.
ARM	Adjustable Rate Mortgage
BAN	Bond Anticipation Notes
CGI	Consolidated General Improvement
COP	Certificates of Participation
CPI	Consolidated Public Improvement
ETM	Escrowed to Maturity in U.S. Government Obligations
FFCB	Federal Farm Credit Bank
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Notes
FSA	Financial Surety Assurance
GDR	Global Depositary Receipt
GO	General Obligation
GPI	General Public Improvement
GTD	Guaranteed
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
INS	Insured
LIC	Line of Credit
LIQ	Liquidity
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MPB	Municipal Put Bonds
PCR	Pollution Control Revenue
PCRB	Pollution Control Revenue Bonds
PSFG	Permanent School Fund Guaranty
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
SADD	State Aid Direct Deposit
SAW	State Aid Withholding
SPA	Standby Purchase Agreement
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TIPS	Treasury Inflation Protected Securities
TRAN	Tax and Revenue Anticipation Notes
UT	Unlimited Tax
VRDB	Variable Rate Demand Bond
VRDN	Variable Rate Demand Notes

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

Unaudited

February 28, 2006

Notes to Statement of Net Assets

Note 1 - Significant Accounting Policies

Mercantile Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment securities held by the Money Market Funds are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed pursuant to procedures adopted by the Company’s Board of Directors. Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, but there can be no assurance that it will be able to do so.

Investments held by the Equity Funds and Bond Funds are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at the preceding closing values and provided further, that when an occurrence subsequent to the time of valuation is likely to have changed the value, then the fair value of those securities will be determined through consideration of other factors by or under the direction of the Company’s Board of Directors. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the mean of the most recent available quoted bid and ask prices in the over-the-counter market. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and ask prices provided by investment dealers. Investments in mutual funds are valued at the closing net asset value per share on the day of valuation.

Short-term investments with maturities of 60 days or less are valued at amortized cost; which approximates fair value. The net asset value per share of the Equity Funds and Bond Funds will fluctuate as the values of their respective investment portfolios change.

Note 2 - Portfolio Securities Loaned

Pursuant to an agreement with Credit Suisse First Boston, New York Branch, each Fund except the Tax-Exempt Money Market Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund lends its portfolio securities to approved brokers, dealers or other financial institutions to earn additional income. Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% (105% for the International Equity Fund) of the value of the securities on loan. However, due to market fluctuations, the value of the securities on loan may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Cash collateral received in connection with securities lending is invested in certain high quality, liquid investments. At February 28, 2006, the cash collateral investments consisted of repurchase agreements (30%), commercial paper (16%), corporate bonds (41%), and asset backed securities (13%). Although the collateral mitigates risk; securities lending presents risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. Mercantile Funds, Inc. has the right under the securities lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in this Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) At the date of filing this Form N-Q, there were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Funds, Inc.

By:	/s/ Kevin A. McCreadie
Kevin A. McCreadie
Chief Executive Officer

Date:	April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin A. McCreadie
Kevin A. McCreadie
Chief Executive Officer

Date:	April 28, 2006

By:	/s/ Scott J. Liotta
Scott J. Liotta
Chief Financial Officer

Date:	April 28, 2006